                                                       '33 ACT FILE NO. 33-47984
                                                       '40 ACT FILE NO. 811-3365

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                       PRE-EFFECTIVE AMENDMENT NO. ___ [ ]

                       POST-EFFECTIVE AMENDMENT NO. 11 [X]

                                     AND/OR

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                              AMENDMENT NO. 90 [X]
                        (CHECK APPROPRIATE BOX OR BOXES)

                     SECURITY FIRST LIFE SEPARATE ACCOUNT A
                     --------------------------------------
                           (EXACT NAME OF REGISTRANT)

                      SECURITY FIRST LIFE INSURANCE COMPANY
                      -------------------------------------
                               (NAME OF DEPOSITOR)

           11365 WEST OLYMPIC BOULEVARD, LOS ANGELES, CALIFORNIA 90064
           -----------------------------------------------------------
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (310) 312-6100
                                                           --------------

                       RICHARD C. PEARSON, GENERAL COUNSEL
                      SECURITY FIRST LIFE INSURANCE COMPANY
           11365 WEST OLYMPIC BOULEVARD, LOS ANGELES, CALIFORNIA 90064
           -----------------------------------------------------------
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE SPACE)

           IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485
   ------

     X    ON DECEMBER 30, 1997 PURSUANT TO PARAGRAPH (b) OF RULE 485
   ------
          60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) OF RULE 485
   ------

          ON [DATE] PURSUANT TO PARAGRAPH (a) OF RULE 485
   ------
IF APPROPRIATE, CHECK THE FOLLOWING BOX:

          THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A ------ PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

THE COMPANY HAS ELECTED PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940 TO REGISTER AN INDEFINITE NUMBER OF SECURITIES. THE MOST RECENT RULE 24f-2 NOTICE WAS FILED ON FEBRUARY 27, 1997.

                     SECURITY FIRST LIFE SEPARATE ACCOUNT A

                              CROSS REFERENCE SHEET
                               PART A - PROSPECTUS

Item Number in Form N-4                                Caption in Prospectus
-----------------------                                ---------------------

1.       Cover Page                                    Cover Page

2.       Definitions                                   Glossary

3.       Synopsis of Highlights                        Summary of the Contract

4.       Condensed Financial Information               Condensed Financial Information; Financial
                                                       Information

5.       General Description of Registrant             Description of Security First Life Insurance
         Depositor, and Portfolio Companies            Company, The Separate Account and The Funds;
                                                       Voting Rights; Servicing Agent

6.       Deductions and Expenses                       Contract Charges

7.       General Description of Variable Annuity       Description of the Contracts; Accumulation
         Contract                                      Period; Annuity Benefits

8.       Annuity Period                                Annuity Benefits

9.       Death Benefit                                 Death Benefits

10.      Purchases and Contract Value                  Description of the Contracts; Accumulation
                                                       Period; Principal Underwriter

11.      Redemptions                                   Accumulation Period

12.      Taxes                                         Federal Income Tax Status

13.      Legal Proceedings                             Legal Proceedings

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

14.      Table of Contents of the Statement of         Table of Contents of the Statement of
         Additional Information                        Additional Information

15.      Cover Page                                    Cover Page

16.      Table of Contents                             Table of Contents

17.      General Information and History               The Insurance Company; The Separate Account;
                                                       The Trust and the Funds

18.      Services                                      Servicing Agent; Safekeeping of Securities;
                                                       Independent Auditors

19.      Purchase of Securities Being Offered          Purchase of Securities Being Offered

20.      Underwriters                                  Distribution of the Contracts

21.      Calculation of Performance Data               Calculation of Performance Data

22.      Annuity Payments                              Annuity Payments

23.      Financial Statements                          Financial Statements

                                     Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this registration statement.

                     SECURITY FIRST LIFE SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

                             GROUP FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS

                     Security First Life Insurance Company
                          11365 West Olympic Boulevard
                         Los Angeles, California 90064
--------------------------------------------------------------------------------

The group flexible payment variable annuity contracts (the "Contracts") described in this Prospectus are issued by Security First Life Insurance Company ("Security First Life"). The Contracts are designed to provide variable annuity benefits to eligible employees under employer deferred compensation plans which qualify under the provisions of Section 457 of the Internal Revenue Code of 1986 (the "Code").


On behalf of the Participants, the Owner of the Contract may allocate premiums and cash value to one or more subaccounts of the variable account. The assets of these sub-accounts will be used to purchase, at net asset value, shares of the Money Market Portfolio and the Growth Portfolio of the Variable Insurance Products Fund, the Asset Manager Portfolio and Index 500 Portfolio and the Contrafund Portfolio of the Variable Insurance Products Fund II, the Bond Series and T. Rowe Price Growth and Income Series of the Security First Trust, the T. Rowe Price Growth Stock Fund, and the T. Rowe Price International Stock Fund, the Neuberger & Berman Genesis Trust, the Neuberger & Berman Partners Trust and the Worldwide Growth Portfolio of the Janus Aspen Series (herein referred to as the "Funds"). The prospectuses for the Funds describe the investment objective of each Fund.



This Prospectus sets forth information a prospective investor should know before investing. Additional information about the Contracts has been filed with the Securities and Exchange Commission ("SEC") in a Statement of Additional Information, dated December 30, 1997, which information is incorporated herein by reference and is available without charge upon written request to Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009 or by telephoning: 1(310)312-6100 (in California) or 1(800)992-9785 (outside California).



The table of contents of the Statement of Additional Information appears on page 20 of the Prospectus.

--------------------------------------------------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING OF SHARES OF ANY UNDERLYING FUND FOR WHICH A CURRENT PROSPECTUS HAS NOT BEEN RECEIVED AND IN NO EVENT WILL DESIGNATION OF AN UNDERLYING FUND FOR WHICH A CURRENT PROSPECTUS HAS NOT BEEN RECEIVED BE PERMITTED. PLEASE READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------


Prospectus dated December 30, 1997                             SF 236 FL (12/97)

                               TABLE OF CONTENTS


                                                                                                 PAGE
                                                                                                 ----
Glossary.......................................................................................    3
Summary of the Contracts.......................................................................    4
Fee Tables.....................................................................................    6
Condensed Financial Information................................................................    9
Financial Information..........................................................................   10
Description of Security First Life Insurance Company,
    The Separate Account and The Funds.........................................................   10
    The Insurance Company......................................................................   10
    The Separate Account.......................................................................   10
    The Funds..................................................................................   11
Principal Underwriter..........................................................................   12
Servicing Agent................................................................................   12
Custody of Securities..........................................................................   12
Contract Charges...............................................................................   12
    Premium Taxes..............................................................................   13
    Surrender Charges..........................................................................   13
    Table of Surrender Charges.................................................................   13
    Mortality and Expense Risk Charges.........................................................   13
    Administration Fees........................................................................   14
    Free Look Period...........................................................................   14
Description of the Contract....................................................................   14
    General....................................................................................   14
    Purchase Payments..........................................................................   14
    Transfers..................................................................................   14
    Transfers to Another Contract..............................................................   14
    Modification of the Contract...............................................................   14
    Assignments................................................................................   15
Accumulation Period............................................................................   15
    Crediting Accumulation Units...............................................................   15
    Valuation of Accumulation Units............................................................   15
    Net Investment Factor......................................................................   15
    Surrenders.................................................................................   15
    Systematic Withdrawal Option...............................................................   16
    Statement of Account.......................................................................   16
Annuity Benefits...............................................................................   16
    Annuity Payments...........................................................................   16
    Level Payments Varying Annually............................................................   16
    Assumed Investment Return..................................................................   17
    Election of Annuity Date and Form of Annuity...............................................   17
    Frequency of Payment.......................................................................   18
    Annuity Unit Values........................................................................   18
Death Benefits.................................................................................   18
    Death Benefit Before the Annuity Date......................................................   18
    Death Benefit After the Annuity Date.......................................................   19
Federal Income Tax Status......................................................................   19
    Withholding................................................................................   19
Voting Rights..................................................................................   20
Legal Proceedings..............................................................................   20
Additional Information.........................................................................   20
Table of Contents of Statement of Additional Information.......................................   20


No person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer described herein and, if given or made, such information or representations must not be relied upon as having been authorized. This Prospectus does not constitute an offer in any jurisdiction to any person to whom such offer would be unlawful therein.

                                    GLOSSARY

As used in this Prospectus, these terms have the following meanings:

ACCUMULATION UNIT -- A measuring unit used to determine the value of a Participant's interest in a Separate Account Series under a Contract at any time before Annuity payments commence.

ANNUITANT -- The individual on whose life Annuity payments under a Contract are based.

ANNUITY -- A series of periodic payments made to an Annuitant for a defined period of time.

ANNUITY DATE -- The date on which Annuity payments begin.

ANNUITY UNIT -- A measuring unit used to determine the amount of Variable Annuity payments based on a Separate Account Series under a Contract after such payments have commenced.

ASSUMED INVESTMENT RETURN -- The investment rate selected by the Annuitant for use in determining the Variable Annuity payments.

BENEFICIARY -- The person who has the right to receive a death benefit on the death of the Participant.

BUSINESS DAY -- Each Monday through Friday except for days the New York Stock Exchange is not open for trading.

CERTIFICATE -- The form given to Participants describing their rights under a Contract. No Certificates are issued to Participants under deferred compensation plans.

CERTIFICATE DATE -- The date a Participant's Certificate is issued or the date when a Participant's Account is established where no Certificate is issued.

CERTIFICATE YEAR -- A 12-month period beginning on the Certificate Date and on each anniversary of this date.

CONTRACT -- The agreement between Security First Life and the Owner covering the rights of the whole group.

FIXED ANNUITY -- An Annuity providing guaranteed level payments. Such payments are not based upon the investment experience of the Separate Account.

FUND -- A diversified, open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act"), which serves as the underlying investment medium for a Series in the Separate Account.

GENERAL ACCOUNT -- All assets of Security First Life other than those in the Separate Account or any of its other segregated asset accounts.

NORMAL ANNUITY DATE -- The first day of the month coincident with or immediately preceding the date on which a distribution must commence under the terms of the Plan to which the Contract is issued, but in no event later than the month in which the participant attains age 85.

OWNER -- The person who has title to the Contract.

PARTICIPANT -- The individual for whom Purchase Payments are made under a Contract.

PARTICIPANT'S ACCOUNT -- The sum of the values of all Accumulation Units credited for a Participant under a Contract.

PLAN -- The deferred compensation plan with respect to which the Contract is issued.

PURCHASE PAYMENT -- An amount paid to Security First Life in order to provide benefits under the Contract.

SEPARATE ACCOUNT -- The segregated asset account, entitled "Security First Life Separate Account A", which has been established by Security First Life pursuant to Delaware law to receive and invest amounts allocated to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.

SERIES -- A division of the Separate Account the assets of which consist of shares of a Fund.

SURRENDER CHARGE -- A percentage charge which may be deducted upon full or partial surrender.

VALUATION DATE -- Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day. There will be one Valuation Date each week for Annuity Unit values. Security First Life will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week.

VALUATION PERIOD -- The period of time from one Valuation Date through the next Valuation Date.

VARIABLE ANNUITY -- An Annuity providing payments which will vary annually in accordance with the net investment experience of the applicable Separate Account Series.

                            SUMMARY OF THE CONTRACTS

THE CONTRACT

    The Contract is to be issued to employers to fund in whole or in part deferred compensation plans which qualify under Section 457 of the Code.

PURCHASE PAYMENTS


    Purchase Payments under the Contracts will be allocated to the Separate Account. The minimum Purchase Payment is $20, with an annual minimum of $240. There is no sales charge; however, certain charges and deductions will be applied to the Participant's Account. (See "Contract Charges," page 12.) Subject to certain limitations as to time and amount, assets allocated to a Series may be transferred to one or more of the other Series, either prior to starting an Annuity or after Variable Annuity payments have begun. The minimum transfer is the lesser of $500 or the balance of the Participant's Account in the Series (See "Transfers," page 14.)


SEPARATE ACCOUNT


    Purchase Payments made with respect to a Participant will be allocated to the Separate Account and invested at net asset value in Accumulation Units of one or more of nine Series, each of which consists of the shares of a different Fund, in accordance with the latest recorded written directions of the Owner with respect to the Participant. The Funds consist of the Money Market Portfolio and the Growth Portfolio of the Variable Insurance Products Fund, the Asset Manager Portfolio, Index 500 Portfolio, and Contrafund Portfolio of the Variable Insurance Products Fund II, the Bond Series and T. Rowe Price Growth and Income Series of the Security First Trust and T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price International Stock Fund, Inc., the Neuberger & Berman Genesis Trust, the Neuberger & Berman Partners Trust and the Worldwide Growth Portfolio of the Janus Aspen Series. The investment adviser of the Variable Insurance Products Fund and the Variable Insurance Products Fund II is Fidelity Management & Research Company ("FMR"). T. Rowe Price Associates, Inc. "Price Associates" is the investment adviser to T. Rowe Price Growth Stock Fund, Inc. Rowe
Price - Fleming International is the investment adviser to T. Rowe Price International Stock Fund. Security First Investment Management Corporation ("Security Management") is the investment adviser and manager of each of the series of the Security First Trust, and Price Associates is subadviser to Security First Investment Management Corporation to the T. Rowe Price Growth and Income Series and Neuberger & Berman, LLC., is the subadviser to the Bond Series. Neuberger & Berman Management Incorporated and Neuberger & Berman LLC, as subadviser (collectively "Neuberger & Berman"), is the investment adviser to the respective portfolios in which the Neuberger & Berman Genesis Trust and the Neuberger & Berman Partners Trust invest. Janus Capital Corporation ("Janus Capital") is the investment adviser to the Worldwide Growth Portfolio of the Janus Aspen series. (See "The Separate Account," page 10 and "The Funds," page 11.)


CHARGES AND DEDUCTIONS


    Deductions will be made for mortality and expense risks at the rate of .002438% on a daily basis (.89% annually). (See "Mortality and Expense Risk
Charges," page 13.)



    A surrender charge (contingent deferred sales charge) may be deducted in the event a Participant requests and the Contract Owner approves a full or partial surrender. The surrender charge equals 7% of the amount surrendered if the surrender occurs within the first Certificate Year; 6% in the second Certificate Year, 5% in the third Certificate Year, 4% in the fourth Certificate Year and 3% in the fifth Certificate Year. Thereafter, no surrender charge will be deducted. In addition, no surrender charge will be imposed in the event of a surrender as a result of death, disability, retirement or hardship under the terms of the Plan. Surrender charges will never exceed 9% of the total Purchase Payments. No surrender charge will be deducted from any amount transferred to another group annuity contract issued by Security First Life to the Plan to which the Contract is issued. (See "Surrender Charges," page 13.)

    An administration fee may be deducted in an amount not to exceed $12.00 per year.


    Premium taxes payable to any state or other governmental agency with respect to the Participant's Account may be deducted on or after the date they were incurred. Premium taxes currently range from 0% to 2.35% (3.50% in Nevada). Until further notice, Security First Life will deduct premium taxes upon annuitization. (See "Premium Taxes," page 13.)


FREE LOOK PERIOD


    At any time within twenty days (or such longer period as required by state law) after the receipt of the Contract it may be returned for cancellation and a full refund of all Purchase Payments or, if required by state law, the greater of the Purchase Payments or the account value. (See "Free Look Period," page
14).


ANNUITY PAYMENTS


    Annuity payments will start on the Annuity Date. The Participant selects the Annuity Date, an Annuity payment option, and an Assumed Investment Return. Any of these selections may be changed prior to the Annuity Date, provided that Annuity payments must commence no later than the Normal Annuity Date. Annuity payments will vary annually based on a comparison of the Assumed Investment Return with the investment experience of the Series in which the Participant's Account is invested. (See "Annuity Payments," page 16.) If Annuity payments from any one Series would be less than $50, Security First Life reserves the right to change the frequency of payments to such intervals as will result in payments of at least $50 from each Series. (See "Frequency of Payment," page 18.)


SURRENDERS


    Subject to restriction imposed by the Plan, all or part of the Participant's Account may be surrendered prior to the Annuity Date. However, no partial surrender is permitted if it would reduce a Participant's Account interest in any Series to less than $500, unless the entire amount allocated to that Series is being surrendered. A surrender charge may be assessed. (See "Surrender Charges," page 13.) In addition, amounts surrendered, less any basis, will be taxed as ordinary income and may be subject to a penalty tax under the Code. Certain restrictions are applicable to withdrawals from Contracts funding retirement plans qualified for special tax treatment under the Code. (See "Federal Income Tax Status," page 19.)


DEATH BENEFIT


    Unless otherwise restricted by the Plan, in the event of the Participant's death prior to the Annuity Date, the Beneficiary may elect either to receive death benefits in a lump sum or to apply the Participant's Account, less premium tax (if any), under any of the available optional Annuity forms contained in the Contract. (See "Death Benefits," page 18.)

                                   FEE TABLES

                        PARTICIPANT TRANSACTION EXPENSES

                        Deferred Sales Load                               Percentage
            --------------------------------------------        ------------------------------
            (a) Contingent Deferred Sales Charge (as a          7% before First Anniversary
                percentage of amount surrendered)               6% before Second Anniversary
                                                                5% before Third Anniversary
                                                                4% before Fourth Anniversary
                                                                3% before Fifth Anniversary
                                                                0% thereafter
            (b) Administration Fees                             $12.00 per year

                           SEPARATE ACCOUNT EXPENSES
                   (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE.
                   DEDUCTED DAILY FROM THE SEPARATE ACCOUNT.)

Mortality and Expense Risk Fees                                   .89% per annum

Total Separate Account Annual Expenses                            .89% per annum

                              FUND ANNUAL EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)
                           (NET OF REIMBURSEMENTS)(2)

                                                                                             T. Rowe
                                                                                              Price
                                 Money                Asset                                  Growth &  Growth  International
                                Market     Growth    Manager  Index 500  Contrafund   Bond    Income   Stock       Stock
                               Portfolio  Portfolio  Portfolio Portfolio* Portfolio  Series   Series    Fund       Fund
                               ---------  ---------  -------  ---------  ----------  ------  --------  ------  -------------
(a) Management Fee
   (% of average net
assets).......................    0.21%      0.61%     0.64%     0.13%      0.61%     0.50%    0.50%    0.58%       0.68%
(b) Other Expenses
   (% of average net
assets).......................    0.09%      0.08%     0.10%     0.15%       .13%     0.40%    0.14%    0.19%       0.17%
(c) Total Annual Expenses
   of Underlying Funds........    0.30%      0.69%     0.74%     0.28%       .74%     0.90%    0.64%    0.77%       0.85%


                                                         Worldwide
                                Genesis     Partners      Growth
                                 Trust       Trust       Portfolio
                                -------     --------     ---------
(a) Management Fee
   (% of average net
assets).......................    0.98%       0.76%         0.66%
(b) Other Expenses
   (% of average net
assets).......................    0.40%       0.18%         0.14%
(c) Total Annual Expenses
   of Underlying Funds........    1.38%(1)     .94%(1)      0.80%


--------------------------------------------------------------------------------

* Effective August 27, 1992 (commencement of operations) the Portfolio's investment adviser voluntarily agreed to limit expenses to .28% of average net assets.


(1) Combined management, administration and other expenses as reported by the Trusts.

EXAMPLES


                                     CONDITIONS
   SEPARATE     A PARTICIPANT WOULD PAY THE FOLLOWING EXPENSES ON A                     TIME PERIODS
   ACCOUNT         $1,000 INVESTMENT ASSUMING 5% ANNUAL RETURN ON           -------------------------------------
    SERIES                            ASSETS:                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------  ----------------------------------------------------        ------   -------   -------   --------
Money           (a)  upon surrender at the end of the stated time      (a)   $ 78     $  88     $  98      $144
Market               period
Portfolio
                (b)  if the Certificate WAS NOT surrendered            (b)     12        38        65       144
--------------  ----------------------------------------------------  ----  ------   -------   -------   --------
Growth          Same                                                   (a)     81       100       118       188
Portfolio
                                                                       (b)     16        50        86       188
--------------  ----------------------------------------------------  ----  ------   -------   -------   --------
Asset           Same                                                   (a)     82       101       121       193
Manager
Portfolio
                                                                       (b)     17        51        89       193
--------------  ----------------------------------------------------  ----  ------   -------   -------   --------
Index 500       Same                                                   (a)     77        88        97       142
Portfolio
                                                                       (b)     12        37        64       142
--------------  ----------------------------------------------------  ----  ------   -------   -------   --------
Contrafund      Same                                                   (a)     82       101       121       193
Portfolio
                                                                       (b)     17        51        89       193
--------------  ----------------------------------------------------  ----  ------   -------   -------   --------
Bond            Same                                                   (a)     83       106       129       211
Series
                                                                       (b)     18        56        97       211
--------------  ----------------------------------------------------  ----  ------   -------   -------   --------
T. Rowe Price   Same                                                   (a)     81        98       115       182
Growth &
Income
Series
                                                                       (b)     16        48        83       182
--------------  ----------------------------------------------------  ----  ------   -------   -------   --------
Growth          Same                                                   (a)     82       102       122       197
Stock
Fund
                                                                       (b)     17        52        90       197
--------------  ----------------------------------------------------  ----  ------   -------   -------   --------
Prime           Same                                                   (a)     81        99       116       185
Reserve
                                                                       (b)     16        49        84       185
--------------  ----------------------------------------------------  ----  ------   -------   -------   --------
International   Same                                                   (a)     83       105       128       208
Stock
Fund
                                                                       (b)     18        56        96       208
--------------  ----------------------------------------------------  ----  ------   -------   -------   --------
Genesis         Same                                                   (a)     88       120       152       261
Trust
                                                                       (b)     23        71       122       261
--------------  ----------------------------------------------------  ----  ------   -------   -------   --------
Partners        Same                                                   (a)     84       107       131       200
Trust
                                                                       (b)     19        58        99       200
--------------  ----------------------------------------------------  ----  ------   -------   -------   --------
Worldwide       Same                                                   (a)     83       106       129       211
Growth
Portfolio
                                                                       (b)     18        56        97       211
--------------  ----------------------------------------------------  ----  ------   -------   -------   --------

                     EXPLANATION OF FEE TABLE AND EXAMPLES


1. The purpose of the foregoing tables and examples is to assist the Participant in understanding the various costs and expenses that he or she will bear directly or indirectly. The table reflects expenses of the Separate Account as well as the underlying Funds. For additional information see "Contract Charges," beginning on page 12.

2. The investment adviser to the Index 500 Portfolio voluntarily reimbursed certain expenses of the Portfolio. If there had been no reimbursement, total expenses would have been 0.43% (see the Variable Insurance Products Fund II prospectus for more information).
3. Premium taxes are not reflected. Presently, premium taxes ranging from 0% to 2.35% (3.50% in Nevada) may be deducted from each Purchase Payment or upon annuitization. However, Security First Life presently deducts premium tax only from amounts annuitized.

4. NEITHER THE TABLE NOR THE EXAMPLES ARE REPRESENTATIONS OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                        CONDENSED FINANCIAL INFORMATION


    The following table sets forth condensed financial information on accumulation units respecting Contracts issued under this prospectus through the Separate Account A, is derived from the financial statements of the Separate Account which has been audited by Ernst & Young LLP, the Separate Account's independent auditors. The beginning AUV and the number of units outstanding are derived from the records of the Separate Account. No information is provided as to the Contrafund Portfolio, the Genesis Trust, the Partners Trust, or the Worldwide Growth Portfolio since no units are outstanding as of the date hereof. The information should be read in conjunction with the financial statements, related notes and other financial information in the Statement of Additional Information.


                                                 From       Twelve      Five       Twelve      Twelve      Twelve
                                               Inception    Months     Months      Months      Months      Months
                                                  to        Ended       Ended       Ended       Ended       Ended
           Separate Account Series              7/31/92    7/31/93    12/31/93    12/31/94    12/31/95    12/31/96
---------------------------------------------- ---------   --------   ---------   ---------   ---------   ---------
Series B (Bond Series)
  Beg. AUV (7/1/92)...........................    14.55      14.91       16.20       16.48       15.77       18.25
  End. AUV....................................    14.91      16.20       16.48       15.77       18.25       18.60
  End. No. Qualified AUs......................     2.79      4,302       5,563       8,014      12,416      11,642
Series G (T. Rowe Price Growth and
  Income Series)
  Beg. AUV (7/1/92)...........................    23.02      23.45       25.27       26.64       27.17       35.31
  End. AUV....................................    23.45      25.27       26.64       27.17       35.31       42.57
  End. No. Qualified AUs......................    4,450     55,454      77,399     154,223     192,251     246,547
Series P (T. Rowe Price Prime Reserve Fund)
  Beg. AUV (7/1/92)...........................    11.75      11.77       11.98       12.07       12.40       12.97
  End. AUV....................................    11.77      11.98       12.07       12.40       12.97       13.49
  End. No. Qualified AUs......................      478      6,383       3,478       5,823       8,447       4,008
  Yield.......................................     2.09%      1.60%       1.75%       4.50%       4.11%       4.01%
Series T (T. Rowe Price Growth Stock Fund)
  Beg. AUV (7/1/92)...........................    18.91      19.30       20.98       23.45       23.44       30.44
  End. AUV....................................    19.30      20.98       23.45       23.44       30.44       36.72
  End. No. Qualified AUs......................    3,783     43,092      57,382     134,441     177,235     236,072
Series I (T. Rowe Price International Stock
  Fund)
  Beg. AUV (7/24/92)..........................     5.00       5.09        5.73        6.85        6.74        7.45
  End. AUV....................................     5.09       5.73        6.85        6.74        7.45        8.57
  End. No. Qualified AUs......................      139     55,890      95,649     330,647     461,265     642,883
Series FA (Asset Manager)
  Beg. AUV (9/15/93)..........................                            5.00        5.37        5.00        5.79
  End. AUV....................................                            5.37        5.00        5.79        6.58
  End. No. Qualified AUs......................                          39,393     353,650     556,478     681,763
Series FG (Growth Portfolio)
  Beg. AUV (9/16/93)..........................                            5.00        5.14        5.10        6.84
  End. AUV....................................                            5.14        5.10        6.84        7.77
  End. No. Qualified AUs......................                          31,169     182,029     480,578     735,622
Series FI (Index 500)
  Beg. AUV (10/1/93)..........................                            5.00        5.02        5.03        6.83
  End. AUV....................................                            5.02        5.03        6.83        8.32
  End. No. Qualified AUs......................                             383      11,568      65,944     189,079
------------------------------------------------------------------------------------------------------------------
AUV -- Accumulation Unit Value
AUs -- Accumulation Units

                             FINANCIAL INFORMATION

    Financial Statements of the Separate Account and Security First Life are contained in the Statement of Additional Information.

             DESCRIPTION OF SECURITY FIRST LIFE INSURANCE COMPANY,
                       THE SEPARATE ACCOUNT AND THE FUNDS

THE INSURANCE COMPANY


    Security First Life is a stock life insurance company founded in 1960 and organized under the laws of the State of Delaware. Its principal executive offices are located at 11365 West Olympic Boulevard, Los Angeles, California 90064. Security First Life is a wholly-owned subsidiary of Security First Group, Inc. ("SFG"). Security First Group, Inc. ("SFG"), the parent of Security First Life, is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York mutual life insurance company. MetLife, with assets of $167 billion at June 30, 1997, is the second largest life insurance company in the United States in terms of total assets. As a mutual life insurance company, MetLife has no shareholders. Security First Life is authorized to transact the business of life insurance, including annuities. Security First Life presently is licensed to do business in 49 states and the District of Columbia.


THE SEPARATE ACCOUNT

    The Separate Account was established by Security First Life on May 29, 1980, in accordance with the provisions of the Delaware Insurance Code. It is registered with the SEC as a unit investment trust under the 1940 Act. Registration with the SEC does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or Security First Life.

    The Separate Account and each Series therein are administered and accounted for as part of the general business of Security First Life, but the income and realized capital gains or losses of each Series are credited to or charged against the assets held for that Series in accordance with the terms of the Contracts. This is done without regard to the income, realized capital gains or losses of any other Series or the experience of Security First Life in any other business it may conduct. The assets of each of these Series are not chargeable with the liabilities of any other Series, or liabilities arising out of any other business Security First Life may conduct.

    The obligations under the Contract, including the guarantee to make Annuity payments, are general corporate obligations of Security First Life, and all of Security First Life's general account assets are available to meet its expenses and obligations to make the Variable Annuity payments. However, while Security First Life is obligated to make the Variable Annuity payments under the Contract, the amount of such payments is guaranteed only to the extent of the level amount calculated as of the anniversary of the Annuity Date. (See "Level Payments Varying Annually," page 15.)


    The Separate Account is divided into a number of Series of Accumulation and Annuity Units, nine of which are offered under the Contracts. Each Series invests in the shares of one of the Funds. The Funds consist of (i) the Money Market Portfolio and Growth Portfolio of the Variable Insurance Products Fund;
(ii) the Asset Manager Portfolio Index 500 Portfolio and Contrafund Portfolio of the Variable Insurance Products Fund II; (iii) the Bond Series and T. Rowe Price Growth and Income Series of the Security First Trust; (iv) the T. Rowe Price Growth Stock Fund and T. Rowe Price International Stock Fund; (v) the Neuberger & Berman Genesis Trust and the Neuberger & Berman Partners Trust and (vi) the Worldwide Growth Portfolio of the Janus Aspen Series. The shares of each Fund are purchased, without sales charge, for the corresponding Series at the net asset value per share next determined following receipt of the applicable payment. Any dividend or capital gain distributions received from a Fund are reinvested in Fund shares which are retained as assets of the applicable Series. Fund shares will be redeemed without fee to the Series to the extent necessary for Security First Life to make Annuity or other payments under the Contract.


    Investments in one or more of the Funds shall be determined by agreement between Security First Life and the Owner of the Contract. As a result all of the Funds described in this prospectus may not be available to Participants under a particular Contract.

    If shares of any Fund should no longer be available for investment by a Series, or, if in the judgment of Security First Life's management further investment in shares of any Fund becomes inappropriate in view of the purposes of the Contracts, Security First Life may substitute for each Fund share already purchased, and apply future Purchase Payments under the Contracts to the purchase of, shares of another Fund or other securities. No substitution of securities of any Series may take place, however, without the prior approval of the SEC.

THE FUNDS

    Each of the Funds is an open-end management investment company, or series thereof, registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies of the Funds. There can be no assurance that the investment objectives of the Funds will be achieved.

    Variable Insurance Products Fund and Variable Insurance Products Fund II are Massachusetts business trusts. Each is divided into separate portfolios. The following portfolios from these trusts are available under the Contracts:

    Money Market Portfolio seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The portfolio will invest only in high quality U.S. dollar denominated money market securities of domestic and foreign issuers.

    Growth Portfolio seeks to achieve capital appreciation normally through the purchase of common stocks (although the portfolio's investments are not restricted to any one type of security). Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

    Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term, fixed income instruments.

    Index 500 Portfolio seeks investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index while keeping transaction costs and other expenses low.


    Contrafund Portfolio seeks capital appreciation by investing in companies that the investment adviser believes to be undervalued due to an overly pessimistic appraisal by the public.


    FMR is the investment adviser to each of the portfolios of the Variable Insurance Products Fund and the Variable Insurance Products Fund II.

    The Security First Trust is a Massachusetts business trust which has a number of series, two of which are available under the Contracts:

    Bond Series seeks to achieve the highest investment income over the long-term consistent with the preservation of principal through investment primarily in marketable debt instruments. Growth of principal and income will also be objectives with respect to up to 10% of the Bond Series' assets which may be invested in common and preferred stocks.

    T. Rowe Price Growth and Income Series seeks capital growth and a reasonable level of current income. While this series will generally invest in common stocks and other equities, it may, depending on economic conditions, reduce such investments and substitute fixed income instruments.

    T. Rowe Price Growth Stock Fund. The investment objective of the T. Rowe Price Growth Stock Fund, Inc. is long-term growth of capital and increasing dividend income through investment primarily in common stocks of well-established growth companies.


    T. Rowe Price International Stock Fund. The investment objective of the T. Rowe Price International Stock Fund is total return on its assets from long-term growth of capital and income, principally through investments in common stocks of established non-U.S. companies. Investments may be made solely for capital appreciation or solely for income or any combination of both for the purpose of achieving a higher overall return.



    Neuberger & Berman Genesis Trust. The investment objective of the trust, and the portfolio in which it invests, is capital appreciation. The portfolio invests primarily in common stocks of companies with small market capitalizations ("small-cap companies"), using the value-oriented investment approach.



    Neuberger & Berman Partners Trust. The investment objective of the trust, and the portfolio in which it invests, is to seek capital growth. The portfolio invests principally in common stocks of medium and large capitalization established companies, using the value-oriented investment approach.



    Wordwide Growth Portfolio. The investment objective of the portfolio is long term growth of capital in a manner consistent with preservation of capital. The portfolio pursues this objective primarily through investments in common stocks of foreign and domestic issuers (normally in issuers of at least five different countries, including the United States).

    The investment adviser and manager to each of the Series of the Security First Trust is Security Management, a wholly-owned subsidiary of SFG and an affiliate of Security First Life and Security First Financial, Inc., (See "Principal Underwriter," page 12.) Price Associates, is a sub-adviser to Security Management with respect to the T. Rowe Price Growth and Income Series and Neuberger & Berman LLC is subadviser to Security Management with respect to the Bond Series. Price Associates is the investment adviser to the T. Rowe Price Growth Stock Fund, Inc. Rowe Price-Fleming International, Inc. is the investment adviser to T. Rowe Price International Stock Fund. Rowe Price-Fleming International Inc., was founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited. Neuberger & Berman is the investment adviser to the respective portfolios in which Neuberger & Berman Genesis Trust and Neuberger & Berman Partners Trust invest. Janus Capital is the investment adviser to the Worldwide Growth Portfolio of the Janus Aspen Series.



    Funds are available to registered separate accounts offering variable annuity and variable life products of participating insurance companies and entities permitted under Section 817(h) of the Code (except for T. Rowe Price Growth Stock Fund, T. Rowe Price International Stock Fund, Neuberger & Berman Genesis Trust, Neuberger & Berman Partners Trust and the Worldwide Growth Portfolio of Janus Aspen Series). Although it is not anticipated that any disadvantage will result, there is a possibility that a material conflict may arise between the interest of the Separate Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Owners and those of other companies, or some other reason. In the event of a conflict, the Separate Account will take any steps necessary to protect Owners and variable annuity payees, which may include withdrawal of amounts invested in the Fund by the Separate Account.



    The rights of Owners, Participants or Beneficiaries to instruct Security First Life on voting shares of the Funds are described under "Voting Rights," page 20.


    Detailed information about the Funds, their investment objectives, investment portfolios and charges may be found in the prospectuses of the Funds. An investor should carefully read the Funds' prospectuses before investing. Prospectuses for the underlying Funds may be obtained without charge by written request addressed to: Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009.

                             PRINCIPAL UNDERWRITER

    Security First Financial, Inc., 11365 West Olympic Boulevard, Los Angeles, California 90064, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., is the principal underwriter for the Contracts. Security First Financial, Inc., is a Delaware corporation and a subsidiary of SFG.

                                SERVICING AGENT

    Security First Life receives certain administrative services such as office space, supplies, utilities, office equipment, travel expenses and periodic reports pursuant to an agreement with SFG.

                             CUSTODY OF SECURITIES

    All assets of the Separate Account are held in the custody of Security First Life. The assets of each Series will be kept physically segregated by Security First Life and held separate from the assets of the other Series and of any other firm, person or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of Security First Life's officers and employees.

                                CONTRACT CHARGES

    Security First Life represents that the charges deducted under the Contract, described below, are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Security First Life.

    Charges under the Contract are assessed for the following: (i) premium taxes, if any and (ii) daily deduction for the assumption of mortality and expense risks. These risk charges may not be changed under the Contract, and Security First Life may derive a profit from them.

    A Participant should note that there are deductions from and expenses paid out of the assets of the Funds that are described in prospectuses for the Funds.

PREMIUM TAXES

    Certain state and governmental entities impose a premium tax of up to 2.35% (3.50% in Nevada) of Purchase Payments or amounts applied to an Annuity option. The Contracts permit Security First Life to deduct any applicable premium taxes from the Contract Value at or after the time they are incurred. Until further notice, Security First Life will deduct any premium tax only from amounts applied to an Annuity option.

SURRENDER CHARGES

    No sales charge is deducted from any Purchase Payment. However, a surrender charge (contingent deferred sales charge) may be imposed upon a partial or full surrender of the Participant's Account. The surrender charge covers expenses relating to the sale of the Contracts, including commissions paid to sales personnel and other promotional costs.

    Partial or full surrenders of a Participant's Account before the fifth anniversary of the Certificate Date will be subject to a surrender charge equal to a percentage of the amount of the surrender, based upon the number of years since the Certificate Date. Any full or partial surrender on or after the fifth anniversary of the Certificate Date will not be subject to a surrender charge, and no surrender charge will be imposed in the event of a surrender as a result of death, disability, termination of employment, retirement or hardship under the terms of the Plan.

TABLE OF SURRENDER CHARGES

    7% for amounts surrendered in first Certificate Year
    6% for amounts surrendered in second Certificate Year
    5% for amounts surrendered in third Certificate Year
    4% for amounts surrendered in fourth Certificate Year
    3% for amounts surrendered in fifth Certificate Year
    0% after the fifth Certificate Year

    In no event will surrender charges imposed exceed 9% of Purchase Payments. In addition, no surrender charge will be deducted from any amount transferred to another group annuity contract issued by Security First Life to the Owner in accordance with the terms of the Plan.


    Surrenders of a Participants account for transfer to other investment providers to the Plan will be permitted at the annuity value of the Participant's account until the sum of all Participant transfers at annuity value to such other investment providers from the Contract and any of the other group annuity contracts issued by Security First Life to the Plan exceeds in any calendar year an amount equal to 15% of the total annuity values of Participant's accounts in Security First Life's group annuity contracts issued to the Plan as of the prior December 31. Once this 15% limit has been reached, all subsequent surrenders of Participants' accounts for transfer to such other investment providers during the remainder of the calendar year will be made at the cash values of Participant's accounts.


    Unless otherwise agreed to by Security First Life and the Owner, should a Participant have an existing annuity account with Security First Life under a group annuity contract issued to the Owner in accordance with the terms of the Plan and concurrently with the issuance of the Contract, and should the certificate date under such other annuity (the "Alternate Certificate Date") precede the Certificate Date, then the Certificate Date used in the determination of surrender charges under this Contract will be the Alternate Certificate Date.

MORTALITY AND EXPENSE RISK CHARGES


    The minimum death benefit provided for by the Contract requires Security First Life to assume a mortality risk that the Participant's Account will be less than the Participant's Purchase Payments adjusted for prior surrenders and/or amounts applied to Annuity options. (See "Death Before the Annuity Date," page 18.) Further, because the Contract provides life Annuity options, Security First Life assumes a mortality risk that the death rate of Participants as a group will be lower than the death rate upon which the mortality tables specified in the Contract are based. In addition, Security First Life assumes the risk that the charges it receives under the Contracts may be insufficient to cover its actual costs. As compensation for assuming these risks, Security First Life will make a deduction of .002438% on a daily basis (.89% per year) from the value of the Separate Account assets funding the Contract.


    If Security First Life has gains from mortality and expense risk charges over its costs of assuming these risks, it may use the gains in its discretion, including reduction of expenses incurred distributing the Contracts.

ADMINISTRATION FEES

    An administration fee of not more than $12.00 per year may be deducted annually from the Participant's interest in the Separate Account at such times as are specified in the Contract. Contract administration expenses include the cost of policy issuance; salaries; rent; postage; telephone and travel expenses; legal, administrative, actuarial and accounting fees; periodic reports; office equipment; stationery; office space; and custodial expenses. These fees will not exceed the cost of providing such administration services.

FREE LOOK PERIOD

    The Contract provides for an initial "Free Look" period. The Owner has the right to return the Contract within 20 days (or such longer period as required by state law) after the Owner receives the Contract by delivering or mailing it to Security First Life at its administrative office. If the Contract is mailed, it will be deemed mailed on the date of the postmark or, if sent by certified or registered mail, the date of certification or registration. The returned Contract will be treated as if the Company never issued it, and the Company will refund the Purchase Payments or, if required by state law, the greater of the Purchase Payments or the account value.

                          DESCRIPTION OF THE CONTRACT

GENERAL

    The Contract described in this prospectus is designed to provide Variable Annuity benefits to employees to fund in whole or in part deferred compensation plans which qualify under the provisions of Section 457 of the Code.

    A group contract is issued to an employer or to a trust of a plan which will be the Owner, covering all present and future Participants. Each Participant completes an enrollment form and arranges for Purchase Payments to begin. No certificates are issued to Participants under deferred compensation plans since all ownership rights in the Contract are held by the employer or the Plan trust. The Contract may be restricted by the governing instrument of a Plan as to the exercise by the Participant of his or her rights under the Contract. Participants and Owners should refer to the Plan for information concerning these restrictions.

PURCHASE PAYMENTS

    Purchase Payments may be made at any time. The minimum Purchase Payment for each Participant is $20, and Purchase Payments must total at least $240 a year. Purchase Payments will be allocated to one or more Series of the Separate Account in accordance with the election of the Participant.

TRANSFERS

    Accumulation Units may be transferred among the Series of the Separate Account at any time. Transfer instructions may be communicated in writing or, if permitted by Security First Life, by telephone. If telephone transfers of Accumulation Units are permitted, the Participant will be required to complete an authorization in a form provided by Security First Life. Security First Life will employ reasonable procedures to confirm that telephone instructions are genuine (including requiring one or more forms of personal identification), and Security First will not be liable for following instructions it reasonably believes to be genuine.

    Accumulation Units will be transferred on the first Valuation Date after receipt of written or telephone instructions. Because Accumulation Unit values are determined at the time of the close of the New York Stock Exchange (currently 4:00 P.M. Eastern Time), transfers received after that time will be effected as of the next Valuation Date.

    Annuity Units may be transferred among the Series of the Separate Account at any time. Transfers of Annuity Units may only be elected in writing and will be effective on the first Valuation Date following receipt of the instructions.

    A minimum of $500 or the value of the Series must be transferred from one Series to one or more of the other Series.

TRANSFERS TO ANOTHER CONTRACT

    Participants may transfer all or a portion of the annuity value of the Participant's Account to another group annuity contract issued by the Company to the Owner of the group Contract with respect to the Plan. The minimum transfer is the lesser of $500 or the value of the Participant's interest in the Series from which the transfer is made.

MODIFICATION OF THE CONTRACT

    The Contract guarantees that Annuity payments involving life contingencies will be based on the minimum guaranteed Annuity purchase rates incorporated in the Contract, regardless of actual mortality experience. The Contract also includes provisions legally binding on Security First Life with respect to surrenders, death benefits and maximum charges, fees and deductions from a Participant's Account. Security First Life may only change such provisions to the extent permitted by the
Contract: (i) with respect to any Purchase Payments received as a tax free exchange under the Code after the effective date of change; (ii) with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Contract Year exceed the first year's Purchase Payments; or (iii) to the extent necessary to conform the Contract to any federal or state law, regulation or ruling.

    A Contract may also be modified by written agreement between Security First Life and the Owner.

    Inquiries about Contract provisions should be made in writing to: Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009.

ASSIGNMENTS

    The Contract permits a Participant to assign his or her rights under it. However, deferred compensation plans which conform to the requirements under
Section 457 of the Code do not permit Participants to have any direct rights in the Contract.

                              ACCUMULATION PERIOD

CREDITING ACCUMULATION UNITS

    Accumulation Units are credited to a Series upon receipt of each Purchase Payment or upon transfer. The number of Accumulation Units to be credited is determined by dividing the net amount allocated to a Series by the value of an Accumulation Unit in the Series next computed following receipt of the payment or transfer.

VALUATION OF ACCUMULATION UNITS

    The current value of Accumulation Units of a Series varies with the investment experience of the Fund in which the assets of the Series are invested. Such value is determined each business day at the close of the New York Stock Exchange (currently 4:00 P.M. Eastern Time) by multiplying the value of an Accumulation Unit in the Series on the immediately preceding Valuation Date by the net investment factor for the period since that day. (See "Net Investment Factor," below.) The Participant bears the investment risk that the current value of Accumulation Units invested in a Series may, at any time, be less than the amounts originally allocated to the Series.

NET INVESTMENT FACTOR

    The net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the mortality and expense risk fees) in the net asset value of the Fund in which a Series is invested since the preceding Valuation Date. The net investment factor may be greater or less than or equal to one, depending upon the Fund's investment performance.

SURRENDERS


    The Owner and, to the extent permitted by the Plan, a Participant may surrender all or a portion of his or her cash value at any time prior to the Annuity Date. A surrender may result in adverse federal income tax consequences to a Participant including current taxation of the distribution and a penalty tax on a premature distribution. (See "Federal Income Tax Status," page 19.) A Participant should consult his or her tax adviser before requesting a surrender.


    The cash value of a Participant's interest in the Separate Account prior to the Annuity Date may be determined at any time by multiplying the number of Accumulation Units for each Series credited to the Contract by the current value of an Accumulation Unit in the Series and subtracting the surrender charges, if any. Upon receipt of a written request for a full or partial surrender, Security First Life will calculate the surrender amount using the Accumulation Unit value next computed after receipt of such request.

    A request for a partial surrender from more than one Series must specify the allocation of the partial surrender among the Series. No partial withdrawal may be made that would cause a Participant's interest in any Series to have a value after the surrender of less than $500, unless the entire amount allocated to such Series is being surrendered.

    Payment of any amount surrendered from the Series will be made within seven days of the date the written request is received by Security First Life. Surrenders may be suspended when: (i) trading on the New York Stock Exchange is restricted by the SEC or such Exchange is closed for other than weekends or holidays; (ii) the SEC has by order permitted such suspension; or (iii) an emergency as determined by the SEC exists making disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.


SYSTEMATIC WITHDRAWAL OPTION



    Participants who are eligible to receive payments under the Plan may elect a systematic withdrawal option. Under this option, the Participant elects a benefit commencement date, a frequency of payment, and a payout term (the number of years over which the benefit payments are to be paid) regarding his or her entire Participant's account, (and any other annuity accounts the Participant has with the Company under the plan). The payout term must comply with Section 401(a)(9) of the Code. The initial payment amount will be determined using the most recent annuity value, the payment frequency, the payout term, and an assumed earnings rate determined by the Company. The payment amount will be recalculated periodically so that the account will be paid out over the term specified by the Participant in substantially non-increasing payments. Participants who have commenced the systematic withdrawal option may continue to transfer undistributed account values between investment options.


STATEMENT OF ACCOUNT

    Prior to the Annuity Date, each Participant will be provided with a written statement of account each calendar quarter in which a transaction occurs. In no event will a statement of account be provided less often than once annually. The statement of account will show all transactions for the period being reported. It will also show the number of Accumulation Units of each Series in the Participant's Account, the current Accumulation Unit Value for each Series, and the value of the Participant's Account as of the end of the reporting period.

    Although care is taken to ensure the accuracy of allocations and transfers to and within the Separate Account, the possibility of an error still exists. Owners are asked to review their statements and confirmations of transactions carefully and to promptly advise Security First Life of any discrepancy. Allocations and transfers reflected in the statements will be considered final at the end of 60 days from the date of the statement.

                                ANNUITY BENEFITS

ANNUITY PAYMENTS

    Unless otherwise elected by the Participant, the Participant's interest in the Separate Account will be applied to provide a Variable Annuity. The dollar amount of the Variable Annuity payments will reflect the investment experience of the Series in which Annuity Units are held but will not be affected by adverse mortality experience which may exceed the mortality risk charge provided for under the Contract.

LEVEL PAYMENTS VARYING ANNUALLY

    Under the Contract, Variable Annuity payments are determined annually rather than monthly so that Annuity payments, uniform in amount, are made monthly during each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. Thus, amounts of the Annuity payments vary with the investment performance of the Series from year to year rather than from month to month.

    The monthly Variable Annuity payments for the first year will be determined on the last Valuation Date of the second calendar week preceding the Annuity Date by using a formula described in the Contract. On each anniversary of the Annuity Date, Security First Life will determine the amount of monthly payments for the year then beginning. This is determined by multiplying the number of Annuity Units in each Series from which payments are to be made by the Annuity Unit value of that Series for the Valuation Period in which the first payment for that year is due.

    The amount required to make the year's Variable Annuity payments is transferred to the General Account of Security First Life at the beginning of the Annuity year. Although an amount in the Separate Account is credited to an Annuitant and transferred to the General Account to make Annuity payments, it should not be inferred that the Annuitant has any property rights in this amount. The Annuitant has only a contractual right to Annuity payments from the amount credited to him or her in the Separate Account.

    The monthly Annuity payments are made from the General Account with interest credited using the Assumed Investment Return of 4.25% or the alternative Assumed Investment Return selected by Participant. Security First Life will experience profit or loss on the amounts placed in the General Account to provide level monthly payments during the year to the extent that net investment income and gains in the General Account exceed or are lower than the Assumed Investment Return.

    Because Annuity payments for the year are set at the beginning of the year, the Annuitant will not benefit from increases in Annuity Unit values during the year and likewise will not be at risk for decreases during the year. However, such increases and decreases will be reflected in the calculation of Annuity payments for the subsequent year.

ASSUMED INVESTMENT RETURN

    Variable Annuity payments will vary from payments based on the Assumed Investment Return depending on whether the investment experience of the Separate Account Series is better or worse than the Assumed Investment Return. The choice of the Assumed Investment Return affects the pattern of annuity payments. Over a period of time, if the Separate Account achieves a net investment result equal to the Assumed Investment Return applicable to a particular option, Annuity payments would be level. However, if the Separate Account achieves a net investment result greater than the Assumed Investment Return, the amount of Annuity payments would increase each year. Similarly, if the Separate Account achieves a net investment result less than the Assumed Investment Return, the amount of the Annuity payments would decrease each year.

    Although a higher initial payment would be received under a higher Assumed Investment Return, there is a point in time after which payments under a lower Assumed Investment Return would be greater, assuming payments continue through that point in time. The effect of a higher or lower Assumed Investment Return can be summarized as follows: a higher Assumed Investment Return will result in a larger initial payment but more slowly rising or more rapidly falling subsequent payments than a lower Assumed Investment Return.

    Unless otherwise elected, the Assumed Investment Return will be 4.25% per annum. To the extent permitted by state law and regulations, Security First Life will permit an election of an Assumed Investment Return of 3.50%, 5% or 6%. It should not be inferred, however, that such returns will bear any relationship to the actual net investment experience of the Series.

ELECTION OF ANNUITY DATE AND FORM OF ANNUITY

    The Annuity Date and the form of Annuity payment are elected by the Participant. Unless an earlier date is elected by the Participant in accordance with the provisions of the Plan, Annuity payments must commence not later than the Normal Annuity Date. An optional Annuity Date of the first day of any month prior to the Normal Annuity Date may be elected (if consistent with the terms of the Plan), provided that the election must be made at least 31 days before the optional Annuity Date.

    The normal form of Annuity payment under the Contract is Option 2, a life Annuity with 120 monthly payments certain. Unless elected otherwise, Option 2 will be automatically applied. Changes in the form of Annuity Payment may be made at any time up to 31 days prior to the date on which Annuity payments are to begin. Options 1 through 4 may be elected as either Variable Annuities or Fixed Annuities; Option 5 may only be elected as a Fixed Annuity. The first year's Annuity payments described in Options 1 through 4 are determined on the basis of (i) the mortality table specified in the Contract, (ii) the age of the Participant, (iii) the type of Annuity payment option(s) selected, and (iv) the Assumed Investment Return selected. Fixed Annuity payments described in Option 5 are determined on the basis of (i) the number of years in the payment period and
(ii) the interest rate guaranteed with respect to the option.

    The United States Supreme Court in its decision entitled Arizona Governing Committee for Tax Deferred Annuity and Deferred Compensation Plans v. Norris determined that an employer subject to Title VII of the Civil Rights Act of 1964 may not offer to its employees the option of receiving retirement benefits calculated on the basis of sex. The Company will issue contracts which comply with the Norris decision and state law.

OPTION 1 -- LIFE ANNUITY

    An Annuity payable monthly during the lifetime of an individual, ceasing with the last payment due prior to the death of an individual. This option offers the maximum level of monthly payments since there is no guarantee of a minimum number of payments or of death benefits for Beneficiaries.

OPTION 2 -- 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

    An Annuity payable monthly during the lifetime of an individual with a guaranteed minimum number of monthly payments not less than 120, 180 or 240 months, as elected. If at the death of the individual the specified number of payments have not been made, Annuity payments will be continued during the remainder of such period to the designated Beneficiary.

OPTION 3 -- INSTALLMENT REFUND LIFE ANNUITY

    An Annuity payable monthly during the lifetime of an individual with a guaranteed minimum number of monthly payments equal to the amount applied under this option divided by the first monthly payment. Any payment made to the designated Beneficiary after death of the individual will stop when Security First Life has paid out a total number of payments equal to the minimum number of payments.

OPTION 4 -- JOINT AND LAST SURVIVOR ANNUITY

    An Annuity payable monthly during the joint lifetime of two individuals and thereafter during the lifetime of the survivor, ceasing with the last payment due prior to the death of the survivor.

OPTION 5 -- DESIGNATED PERIOD ANNUITY -- FIXED DOLLAR ONLY


    A fixed dollar Annuity payable monthly for a specified number of years from 5 to 30. The amount of each payment will be based on an interest rate determined by Security First Life, that will not be less than 3.0% per annum. Fixed Annuity payments under this option are made from the General Account and may not be commuted to a lump sum, except as provided under "Death Benefits," page 18.


FREQUENCY OF PAYMENT

    Payments under all options will be made on a monthly basis, unless quarterly, semi-annual, or annual payments are requested by the Participant in accordance with the Plan. If at any time any Variable Annuity payments under any Series or Fixed Annuity payments are or become less than $50, Security First Life shall have the right to decrease the frequency of payments to such interval as will result in a payment of at least $50 from each Series or under the Fixed Annuity.

ANNUITY UNIT VALUES

    The value of an Annuity Unit at a Valuation Date is determined by multiplying the value of the Annuity Unit at the preceding Valuation Date by an "Annuity Change Factor." The Annuity Change Factor is determined by dividing the value of the Accumulation Unit at the Valuation Date by the value of the Accumulation Unit at the preceding Valuation Date and multiplying the result by a neutralization factor.

    The neutralization factor is determined by dividing 1 by the weekly equivalent of the Assumed Investment Return previously selected by the Annuitant. For example, the neutralization factor for the Assumed Investment Return of 4.25% is 0.9991999.

    The number of Annuity Units for a Series is determined by dividing the monthly Annuity payment for the first year by that Series' Annuity Unit value on the same date as the first year's Annuity payments are calculated. The number of Annuity Units will not change unless the Participant transfers Annuity Units to or from other Series.

                                 DEATH BENEFITS

DEATH BENEFIT BEFORE THE ANNUITY DATE

    If a Participant dies before the Annuity Date, the Participant's Account will be applied in accordance with the terms set forth below unless otherwise provided in the Plan.

    1. If the Beneficiary is the Participant's spouse, the spouse will be deemed to be the Participant and may exercise all of the Participant's rights under the Contract may elect to receive Annuity Options 1, 2 or 5, but only if period chosen is less than spouse's remaining life expectancy, or to treat the Certificate as his or her own. Payments under the Annuity options must begin prior to the date on which the deceased Participant would have attained 70 1/2.

    2. If the Beneficiary is not the Participant's spouse, the Beneficiary may elect to receive a lump sum settlement or Annuity income under Annuity income Option 5. (See "Election of Annuity Date and Form of Annuity," page 17.) The lump sum settlement must be made within 5 years of the Participant's death. Annuity payments must begin within one year of the Participant's death, and the designated period selected may not exceed fifteen years after the Participant's death.


    If a Participant who has not attained age 65 dies before the Annuity Date, the amount of any lump sum settlement will be the greater of the Participant's Account or the total of the Participant's Purchase Payments reduced by any Purchase Payments previously surrendered or applied to an Annuity income option. If a Participant who has attained age 65 dies before the Annuity Date, only the normal lump sum settlement will be paid.

DEATH BENEFIT AFTER THE ANNUITY DATE

    Unless otherwise provided in the Plan, if the Annuitant under a Contract dies on or after the Annuity Date, the remaining portion of his or her interest will be distributed to the Beneficiary at least as rapidly as under the method of distribution being used at the date of Annuitant's death. If no designated Beneficiary survives the Annuitant, the present value of any remaining payments certain on the date of the death of the Annuitant, calculated on the basis of the Assumed Investment Return previously elected, may be paid in one sum to the estate of the Annuitant unless other provisions have been made and approved by Security First Life. This value is calculated as of the date of payment following receipt of due proof of death.

    Unless otherwise restricted, a Beneficiary receiving Variable payments under Option 2 or 3 after the death of an Annuitant may elect at any time to receive the present value of the remaining number of Annuity payments certain in a single payment, calculated on the basis of the Assumed Investment Return previously selected. However, such election is not available to a Beneficiary receiving Fixed Annuity payments.

                           FEDERAL INCOME TAX STATUS

    The operations of the Separate Account form part of the operation of Security First Life. Under the Code as it is now written no federal income tax will be payable by Security First Life on the investment income and capital gains of the Separate Account. Moreover, as long as the Separate Account meets the diversification requirements of Section 817(h) of the Code or the plan meets the requirements of Section 457 of the Code, no federal income tax is payable by the Participant on the investment income and capital gains in a Participant's Account until Annuity payments commence or a full or partial surrender is made. It is intended that the Separate Account will continue to meet the requirements of Section 817(h) of the Code.

    Under a Section 457 deferred compensation plan, benefits are not permitted to be made available earlier than when the employee attains age 70 1/2, separates from service or is faced with unforeseeable emergency.

    In the case of Section 457 plan, the Participant's Account must be distributed, or Annuity payments for life or a period not exceeding the life expectancy of the Participant or the Participant and a designated beneficiary must commence by April 1 of the calendar year following the calendar year in which the employee attains age of 70 1/2 or, if later, retires.

    Providing certain requirements of the Code are met, distributions, other than required distributions, from a plan may be rolled over tax-free to another plan. A participant in a Section 457 plan can transfer all or a portion of the value of his account only to another eligible Section 457 plan.

    All distributions, with the exception of a return of non-deductible employee contributions, received from a Section 457 plan are included in gross income. Under 457 plans, a distribution is includable in the year it is paid or when made available.

    Distributions under Section 457 plans must also meet the minimum incidental death benefit requirements of the Code.

WITHHOLDING

    Amounts distributed under Section 457 plans are considered compensation and are subject to the employer's withholding and reporting requirements.

                                 VOTING RIGHTS

    Unless otherwise restricted by the plan, each Participant has the right to instruct Security First Life with respect to voting the Fund shares underlying his interest in the Separate Account, at all regular and special shareholders' meetings. Security First Life will mail to each Participant, at his or her last known address, all periodic reports and proxy materials of the applicable Fund and a form with which to give voting instructions. Fund shares as to which no timely instructions are received will be voted by Security First Life in proportion to the instructions received from all the Participants giving timely instructions. Security First Life is under no duty to inquire as to the instructions received or the authority of persons to instruct the voting of the Fund shares, and unless Security First Life has actual knowledge to the contrary, the instructions given it will be valid as they affect Security First Life or the Funds. Any Fund shares owned by Security First Life will be voted by Security First Life in proportion to the instructions received from all the Participants giving timely instructions.

    Even though Annuity payments have begun, the Annuitant will continue to have any voting rights exercisable with respect to the Fund's shares. The number of votes to cast by each person having the right to vote will be determined as of a record date within 90 days prior to the meeting of the Fund, and voting instructions will be solicited by written communication at least 10 days prior to such meeting. To be entitled to vote, a Participant or Annuitant must have been such on the record date. The number of shares as to which voting instructions may be given to Security First Life is determined by dividing the value on the record date of that portion of the Participant's Account then allocated to the Series for a Fund by the net asset value of the Fund share as of the same date.

                               LEGAL PROCEEDINGS

    Security First Life, in the ordinary course of its business, is engaged in litigation of various kinds which in its judgment is not of material importance in relation to its total assets. There are no present or pending material legal proceedings affecting the Separate Account.

                             ADDITIONAL INFORMATION


    For further information, contact Security First Life at the address and phone number on the cover of this Prospectus. A copy of the Statement of Additional Information, dated December 27, 1997, which provides more detailed information about the Contracts, may also be obtained. Set forth below is the table of contents for the Statement of Additional Information.


    A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contracts offered hereby. This Prospectus does not contain all the information set forth in the registration statement and the amendments and exhibits thereto. Reference is hereby made to such materials for further information concerning the Separate Account, Security First Life and the Contracts offered hereby. Statements contained in this Prospectus as to the contents of the Contracts and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                                                   PAGE
                                                                                                   -----
The Insurance Company..............................................................................    3
The Separate Account...............................................................................    3
Surrender Charges..................................................................................    4
Net Investment Factor..............................................................................    4
Annuity Payments...................................................................................    5
Additional Federal Income Tax Information..........................................................    6
Underwriters, Distribution of the Contracts........................................................    7
Voting Rights......................................................................................    7
Safekeeping of the Securities......................................................................    7
Servicing Agent....................................................................................    7
Independent Auditors...............................................................................    8
Legal Matters......................................................................................    8
State Regulation of Security First Life............................................................    8
Financial Statements...............................................................................    8

                                                       '33 Act File No. 33-47984

                                  STATEMENT OF

                             ADDITIONAL INFORMATION

                     SECURITY FIRST LIFE SEPARATE ACCOUNT A

       ------------------------------------------------------------------

                GROUP FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACT

       ------------------------------------------------------------------


                      SECURITY FIRST LIFE INSURANCE COMPANY

                               DECEMBER 30, 1997

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus. A copy of the prospectus, dated December 30, 1997, may be obtained without charge by writing to Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009 or by telephoning 1 (800) 992-9785.

SF 236FL

                                TABLE OF CONTENTS

                                                                       Page

The Insurance Company                                                  3

The Separate Account                                                   3

Surrender Charges                                                      4

Net Investment Factor                                                  4

Annuity Payments                                                       5

Additional Federal Income Tax Information                              6

Underwriters, Distribution of the Contracts                            7

Voting Rights                                                          7

Safekeeping of Securities                                              7

Servicing Agent                                                        7

Independent Auditors                                                   8

Legal Matters                                                          8

State Regulation of Security First Life                                8

Financial Statements                                                   8

THE INSURANCE COMPANY

Security First Life Insurance Company ("Security First Life") is a wholly-owned subsidiary of Security First Group, Inc. ("SFG"). The common shares of SFG are held by a subsidiary of Metropolitan Life Insurance Company, a New York mutual life insurance company.

THE SEPARATE ACCOUNT

Amounts allocated to the Separate Account are invested in the securities of twelve Funds: the Money Market Portfolio and the Growth Portfolio of the Variable Insurance Products Fund; the Asset Manager Portfolio and Index 500 Portfolio and the Contrafund Portfolio of the Variable Insurance Products Fund II; the Bond Series and the T. Rowe Price Growth and Income Series of the Security First Trust, and the T. Rowe Price Growth Stock Fund, and the T. Rowe Price International Stock Fund, the Neuberger & Berman Genesis Trust, the Neuberger & Berman Partners Trust and the Worldwide Growth Portfolio of the Janus Aspen Series. The Separate Account is divided into Series which correspond to these twelve Funds.

SURRENDER CHARGES

Subject to the Plan qualifying under Section 457 of the Internal Revenue Code with respect to which the Contract has been issued, all or a portion of the Participant's Account may be surrendered at any time prior to the Annuity Date. In the event of a partial or full surrender before the fifth anniversary of the Certificate Date, the portion of the Participant's Account surrendered will be subject to a surrender charge equal to varying percentages of the amount surrendered. Any surrender on or after the fifth anniversary of the Certificate Date will not be subject to a surrender charge. In no event will surrender charges imposed exceed 9% of the Purchase Payments received. No surrender charge will be deducted from any amount surrendered and reinvested by the Participant in another group annuity contract issued by Security First Life to the Owner of the Contract under the Plan with respect to which the Contract is issued.

Notwithstanding the above, should a Participant have an existing annuity account with Security First Life under a group annuity contract issued to the Owner in accordance with the terms of the Plan with respect to which the Contract was issued and should the date of the Participant's first Purchase Payment to this group annuity contract precede the Certificate Date, then the Certificate Date used in the determination of surrender charges under the Certificate shall be deemed to be the date of such first Purchase Payment under the prior group annuity contract.

NET INVESTMENT FACTOR

The Separate Account net investment factor is an index of the percentage change (adjusted for distributions by the Series and the deduction of the mortality and administrative expense risk fees) in the net asset value of each Fund in which the Series is invested, since the preceding Business Day. The Separate Account net investment factor for each Series of Accumulation Units is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of the business on such day, plus the per share amount of any distributions made by such Series on such day, by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day, and then subtracting from this result the mortality and administrative expense risk fees factor of 0.002438 for each calendar day between the preceding Business Day and the end of the current Business Day.

ANNUITY PAYMENTS

Basis of Variable Annuity Benefits

The Variable Annuity benefit rates used in determining Annuity Payments under the Contract are based on actuarial assumptions, reflected in tables in the Contract, as to the expected mortality and adjusted age and the form of Annuity selected. The mortality basis for these tables is Security First Life's Modified Select Annuity Mortality Table, projected to the year 2000 on Projection Scale C, with interest at 4.25% for all functions involving life contingencies and the portion of any period certain beyond 10 years, and 3.25% for the first 10 years of any certain period.

Adjusted age in those tables means actual age to the nearest birthday at the time the first payment is due, adjusted according to the following table:

                 Calendar Year                      Adjusted
                   of Birth                          Age Is
                   --------                          ------

                  Before 1916                      Actual Age
                  1916 - 1935                  Actual Age Minus 1
                  1936 - 1955                  Actual Age Minus 2
                  1956 - 1975                  Actual Age Minus 3
                  1976 - 1995                  Actual Age Minus 4


Determination of Amount of Monthly Variable Annuity Payments for First Year

The Separate Account value used to establish the monthly Variable Annuity Payment for the first year consists of the value of Accumulation Units of each Series of the Separate Account credited to a Participant's Account on the last day of the second calendar week before the Annuity Date. The Contract contains tables showing monthly payment factors and Annuity premium rates per $1,000 of Separate Account value to be applied under Options 1 through 4.

At the beginning of the first payment year, an amount is transferred from the Separate Account to Security First Life's General Account and level monthly Annuity Payments for the year are made out of the General Account. The amount to be transferred is determined by multiplying the Annuity premium rate per $1,000 set forth in the Contract tables by the number of thousands of dollars of Separate Account Value credited to a Participant. The level monthly payment for the first payment year is then determined by multiplying the amount transferred (the "Annuity Premium") by the monthly payment factor in the same table. In the event the Contract involved has Separate Account Accumulation Units in more than one Series, the total monthly Annuity payment for the first year is the sum of the monthly Annuity payments, determined in the same manner as above, for each Series.

At the time the first year's monthly payments are determined, a number of Annuity Units for each Separate Account Series is also established for the Annuitant by dividing the monthly payment derived from that Series for the first year by the Separate Account Annuity Unit values for the Series on the last Business Day of the second calendar week before the first Annuity payments due. The number of Annuity Units for a Series remains fixed during the Annuity period unless Annuity Units are converted to or from another Series.

Determination of Amount of Monthly Variable Annuity Payments for Second and Subsequent Years

As of each anniversary of the Annuity Date, Security First Life will determine the amount of the monthly Variable Annuity Payments for the year then beginning. Separate determinations will be made for each Separate Account Series in which the Annuitant has Annuity Units, with the total Annuity Payment being the sum of the payments derived from the Series. The amount of monthly payments for any Separate Account Series for any year after the first will be determined by multiplying the number of Annuity Units for that Series by the Annuity Unit value for that Series for the Valuation Period in which the first payment for the year is due. It will be Security First Life's practice to mail Variable Annuity payments no later than 7 days after the last day of the Valuation Period upon which they are based or the monthly anniversary thereof.

The objective of a Variable Annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend, in part, upon the validity of the assumption that the net investment return of the Separate Account equals the Assumed Investment Return during periods of stable prices. Subsequent years' payments will be smaller than, equal to or greater than the first year's payments depending on whether the actual net investment return for the Separate Account is smaller than, equal to or greater than the Assumed Investment Return.

Annuity Unit Values

The initial value of an Annuity Unit was originally set at $5 for each Series for the first Valuation Period during which the first Variable Annuity Payment from such Series is made. The value of an Annuity Unit for each Series on any later date is determined by multiplying the value of an Annuity Unit at the end of the preceding Valuation Period by the "Annuity Change Factor" for the second preceding Valuation Period. The Annuity Change Factor is an adjusted measurement of the investment performance of the Series since the end of the preceding Valuation Period. The Annuity Change Factor is determined by dividing the value of an Accumulation Unit at the end of the Valuation Period by the value of an Accumulation Unit at the end of the preceding Valuation Period and multiplying the result by a neutralization factor.

Variable Annuity payments for each year after the first reflect variations in the investment performance of the Separate Account above and below an Assumed Investment Return. This assumed investment rate is included for purposes of actuarial computations and does not relate to the actual investment performance of the underlying Series. Therefore, the Assumed Investment Return must be "neutralized" in computing the Annuity Change Factor. For weekly Valuation Periods and a 4.25% Assumed Investment Return, the neutralization factor is 0.9991999.

ADDITIONAL FEDERAL INCOME TAX INFORMATION

Security First Life is required to withhold federal income tax on any Contract distributions to Participants (such as Annuity Payments, lump sum distributions or partial surrenders). However, Participants are allowed to make an election not to have federal income tax withheld. After such election is made with respect to Annuity Payments, an Annuitant may revoke the election at anytime, and therefore commence withholding. In such a case, Security First Life will notify the payee at least annually of his or her right to change such election.

The withholding rate followed by Security First Life will be applied only against the taxable portion of the Contract distributions. Federal tax will be withheld from Annuity Payments pursuant to the recipient's withholding certificate. If no withholding certificate is filed with Security First Life, federal tax will be withheld from Annuity Payments on the basis that the payee is married with three withholding exemptions. Federal tax on the taxable portion of a partial or total surrender (i.e., non-periodic distribution) generally will be withheld at a flat 10% rate.

Payees are required by law to provide Security First Life (as payor) with their correct taxpayer identification number ("TIN"). If the payee is an individual, the TIN is the same as his or her Social Security number. If the payee elects not to have federal income tax withheld on an Annuity payment or a non-periodic distribution and a correct TIN has not been provided, such election is ineffective, and such payment will be subject to withholding as noted above.

UNDERWRITERS, DISTRIBUTION OF THE CONTRACTS

The Contracts will be sold as a continuous offering by individuals who are appropriately licensed as insurance agents of Security First Life for the sale of life insurance and variable annuity contracts in the state where the sale is made. In addition, these individuals will be registered representatives of the principal underwriter, Security First Financial, Inc., or of other broker-dealers registered under the Securities Exchange Act of 1934 whose registered representatives are authorized by applicable law to sell variable annuity contracts issued by Security First Life. Commissions on sales of contracts range from 0% to 7.5%. Agents are paid from the General Account of Security First Life. Such commissions bear no direct relationship to any of the charges under the Contracts. It is expected that the Contract will be sold in the State of Florida.

VOTING RIGHTS

Unless otherwise restricted by the Plan under which the Contract is issued, each Participant will have the right to instruct Security First Life with respect to voting the Funds' shares which are the assets underlying the Participant's interest in the Separate Account, at all regular and special shareholder meetings. An Annuitant's voting power with respect to Fund's shares held by the Separate Account declines during the time the Annuitant is receiving a Variable Annuity based on the investment performance of the Separate Account, because amounts attributable to the Annuitant's interest are being transferred annually to the General Account to provide the variable payments.

SAFEKEEPING OF SECURITIES

All assets of the Separate Account are held in the custody of Security First Life. The assets of each Separate Account Series will be kept physically segregated by Security First Life and held separate from the assets of any other firm, person or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of Security First Life's officers and employees.

SERVICING AGENT

An Administrative Services Agreement has been entered into between Security First Life and SFG under which the latter has agreed to perform certain of the administrative services relating to the Contracts and for the Separate Account. SFG performs substantially all of the record keeping and administrative services for the Separate Account. Security First Life has not paid fees to SFG for these services.

INDEPENDENT AUDITORS

The consolidated financial statements of Security First Life Insurance Company as of December 31, 1996, and 1995, and for each of the two years in the period ended December 31, 1996, and the financial statements of Security First Life Separate Account A as of December 31, 1996, and 1995, and for each of the two years in the period ended December 31, 1996, which are included in the prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon, and are included in reliance upon such reports given on their authority of such firm as experts in accounting and auditing. Ernst & Young LLP is located at 515 South Flower Street, Suite 1800, Los Angeles, California 90071.

LEGAL MATTERS

Legal matters concerning federal securities laws applicable to the issue and sale of the contracts have been passed upon by Routier and Johnson, P.C., 1700 K Street, N.W., Suite 1003, Washington, D.C. 20006.

STATE REGULATION OF SECURITY FIRST LIFE

Security First Life is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Delaware Commissioner of Insurance. An annual statement, in a prescribed form, is filed with the Commissioner on or before March 1 each year covering the operations of Security First Life for the preceding year and its financial condition on December 31 of such year. Security First Life's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is usually conducted by the National Association of Insurance Commissioners at least once in every three years. Security First Life was last examined as of December 31, 1993. While Delaware insurance law prescribes permissible investments for Security First Life, it does not prescribe permissible investments for the Separate Account, nor does it involve supervision of the investment management or policy of Security First Life.

In addition, Security First Life is subject to the insurance laws and regulations of other jurisdictions in which it is licensed to operate. State insurance laws generally provide regulations for the licensing of insurers and their agents, govern the financial affairs of insurers, require approval of policy forms, impose reserve requirements and require filing of an annual statement. Generally, the insurance departments of these other jurisdictions apply the laws of Delaware in determining permissible investments for Security First Life.

FINANCIAL STATEMENTS

The financial statements of Security First Life and subsidiaries contained herein should be considered only for the purposes of informing investors as to its ability to carry out the contractual obligations as depositor under the Contracts and custodian as described elsewhere herein and in the prospectus. The financial statements of the Separate Account are also included in this Statement of Additional Information.

                         [ERNST & YOUNG LLP LETTERHEAD]


                         Report of Independent Auditors

To the Board of Directors
Security First Life Insurance Company
  and Contract Owners
Security First Life Separate Account A

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Security First Life Separate Account A (comprised of Series B, G, T, P, I, FA, FG, FI, FO, FM, SU, SV, AS, SI, FC and FE) as of December 31, 1996, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the respective mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Security First Life Separate Account A (comprised of the above referenced Series) at December 31, 1996, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                                   Ernst & Young LLP

Los Angeles, California
April 11, 1997

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1996

                                                                                  Series B         Series G
                                                                                ------------     ------------
ASSETS
Investments

   Security First Trust - Bond Series (2,522,439 shares at net asset value of
      $3.82 per share; cost $9,900,030)                                         $  9,625,339

   Security First Trust - Growth and Income Series (10,449,456 shares at net
      asset value of $13.18 per share; cost $116,791,052)                                         $137,726,498

   T. Rowe Price Growth Stock Fund, Inc. (2,219,465 shares at net asset value of $26.18 per share; cost $48,705,613)


   T. Rowe Price Prime Reserve Fund, Inc. (2,520,315 shares at net asset value of $1.00 per share; cost $2,520,315)


   T. Rowe Price International Fund, Inc. (972,560 shares at net asset value of $13.80 per share; cost $12,105,152)


Receivable from Security First Life Insurance Company for purchases                    8,236           146,633

Receivable from Mutual Funds                                                                            43,128

Other assets
                                                                                ------------      ------------

                     TOTAL ASSETS                                                  9,633,575      137,916,259

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1996

                                                                                 Series T       Series P       Series I
                                                                                -----------    -----------    -----------
ASSETS

Investments

   Security First Trust - Bond Series (2,522,439 shares at net asset value of
      $3.82 per share; cost $9,900,030)

   Security First Trust - Growth and Income Series (10,449,456 shares at net asset value of $13.18 per share; cost $116,791,052)

   T. Rowe Price Growth Stock Fund, Inc. (2,219,465 shares at net asset value of $26.18 per share; cost $48,705,613)
                                                                                $58,105,586

   T. Rowe Price Prime Reserve Fund, Inc. (2,520,315 shares at net asset value of $1.00 per share; cost $2,520,315)
                                                                                               $ 2,520,315

   T. Rowe Price International Fund, Inc. (972,560 shares at net asset value of $13.80 per share; cost $12,105,152)
                                                                                                              $13,421,331

Receivable from Security First Life Insurance Company for purchases                  44,930            495         38,761

Receivable from Mutual Funds

Other assets                                                                            207                            36
                                                                                -----------    -----------    -----------

                     TOTAL ASSETS                                                58,150,723      2,520,810     13,460,128

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A


                                                        Series B        Series G       Series T       Series P        Series I
                                                     -------------   -------------  -------------  -------------  -------------
LIABILITIES
   Payable to Security First Life Insurance
      Company for mortality and expense risk
                                                         $   9,912   $     137,650  $      48,065  $       2,158  $      10,870

   Payable to Security First Life Insurance Company
      for redemptions
                                                             1,063           6,568         18,890            160          1,135

   Payable to Mutual Funds                                   8,236         187,705

   Other liabilities                                           971           9,288                           64
                                                     -------------   -------------  -------------  -------------  -------------

                     TOTAL LIABILITIES                      20,182         341,211         66,955          2,382         12,005


NET ASSETS
   Cost to Investors
      Series B Accumulation Units                        9,888,084
      Series G Accumulation Units                                      116,639,602
      Series T Accumulation Units                                                      48,683,795
      Series P Accumulation Units                                                                      2,518,428
      Series I Accumulation Units                                                                                    12,131,944

   Accumulated Undistributed Income (Loss)
      Net unrealized appreciation (depreciation)          (274,691)     20,935,446      9,399,973                     1,316,179
                                                     -------------   -------------  -------------  -------------  -------------

        NET ASSETS APPLICABLE TO OUTSTANDING
        UNITS OF CAPITAL                             $   9,613,393   $ 137,575,048  $  58,083,768  $   2,518,428  $  13,448,123
                                                     =============   =============  =============  =============  =============

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 1996


                                                               Series B       Series G      Series T     Series P       Series I
                                                             ------------   ------------  ------------  ------------  ------------
INVESTMENT INCOME

      Dividends
                                                             $    566,443   $  8,157,311  $  4,601,929  $    121,876  $    359,681

      Other income (expense)                                       (4,967)        71,186        14,103           332         1,256
                                                             ------------   ------------  ------------  ------------  ------------

                                                                  561,476      8,228,497     4,616,032       122,208       360,937

EXPENSES

      Charges for mortality and expense risk                       74,638        905,897       448,656        22,573        98,590
                                                             ------------   ------------  ------------  ------------  ------------

        Net Investment Income                                     486,838      7,322,600     4,167,376        99,635       262,347


REALIZED AND UNREALIZED INVESTMENT GAINS
   (LOSSES)

   Realized investment gains (losses)                             (53,594)     2,094,280     1,100,192                      99,160

   Unrealized appreciation (depreciation) of investments         (280,479)     8,500,561     4,324,599                   1,142,988
                                                             ------------   ------------  ------------                ------------

        Net investment gains (losses)                            (334,073)    10,594,841     5,424,791                   1,242,148
                                                             ------------   ------------  ------------  ------------  ------------

           Increase in net assets resulting from operations
                                                             $    152,765   $ 17,917,441  $  9,592,167  $     99,635  $  1,504,495
                                                             ============   ============  ============  ============  ============

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1996

                                                         Series B         Series G       Series T       Series P        Series I
                                                       -------------   -------------  -------------  -------------   -------------
Operations
   Net investment income                               $     486,838   $   7,322,600  $   4,167,376  $      99,635   $     262,347

   Net realized investment gains (losses)                    (53,594)      2,094,280      1,100,192                         99,160

   Net unrealized investment appreciation
      (depreciation) during the year                        (280,479)      8,500,561      4,324,599                      1,142,988
                                                       -------------   -------------  -------------  -------------   -------------

      Increase in net assets resulting from operations       152,765      17,917,441      9,592,167         99,635       1,504,495

Increase (decrease) in net assets resulting from
      capital unit transactions                            2,936,243      49,078,301      4,958,300       (204,492)      3,609,567
                                                       -------------   -------------  -------------  -------------   -------------

           Total increase (decrease)                       3,089,008      66,995,742     14,550,467       (104,857)      5,114,062

Net Assets at beginning of year                            6,524,385      70,579,306     43,533,301      2,623,285       8,334,061
                                                       -------------   -------------  -------------  -------------   -------------

Net Assets at end of year
                                                       $   9,613,393   $ 137,575,048  $  58,083,768  $   2,518,428   $  13,448,123
                                                       =============   =============  =============  =============   =============

   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1995


                                                              Series B       Series G     Series T      Series P        Series I
                                                            ------------   ------------  ------------  ------------   ------------
Operations
   Net investment income                                   $    316,772   $  1,514,725  $  1,806,995  $    119,938   $    194,233

   Net realized investment gains (losses)                       (36,046)     1,021,117       764,380                       17,327

   Net unrealized investment appreciation
       during the year                                          560,723     12,817,755     6,849,189                      506,270
                                                           ------------   ------------  ------------  ------------   ------------

      Increase in net assets resulting from operations          841,449     15,353,597     9,420,564       119,938        717,830

Increase (decrease) in net assets resulting
      from capital unit transactions                            577,456      6,487,662     4,713,786       (98,627)     2,662,352
                                                           ------------   ------------  ------------  ------------   ------------

           Total increase                                     1,418,905     21,841,259    14,134,350        21,311      3,380,182

Net Assets at beginning of year                               5,105,480     48,738,047    29,398,951     2,601,974      4,953,879
                                                           ------------   ------------  ------------  ------------   ------------

Net Assets at end of year
                                                           $  6,524,385   $ 70,579,306  $ 43,533,301  $  2,623,285   $  8,334,061
                                                           ============   ============  ============  ============   ============


   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

INVESTMENTS

DECEMBER 31, 1996


                                                                                                               SCHEDULE I
                                                                                            Unrealized
                                                                              Carrying      Appreciation
                         Name of Issue                         Shares           Value      (Depreciation)      Cost
--------------------------------------------------------      ---------    ------------    --------------   -------------
Security First Trust Bond Series - capital shares             2,522,439    $  9,625,339    $   (274,691)    $  9,900,030

Security First Trust Growth and Income Series -
   capital shares                                            10,449,456    $137,726,498    $ 20,935,446     $116,791,052

T. Rowe Price Growth Stock Fund, Inc. - capital shares        2,219,465    $ 58,105,586    $  9,399,973     $ 48,705,613

T. Rowe Price Prime Reserve Fund, Inc. - capital shares       2,520,315    $  2,520,315                     $  2,520,315
T. Rowe Price International Stock Fund, Inc. - capital
   shares                                                       972,560    $ 13,421,331    $  1,316,179     $ 12,105,152



Note A The carrying value of the investments is the reported net asset value of the investment companies capital shares.

Note B   Cost is determined by using the first-in, first-out cost method.


The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1996

                                                                                     Series FA        Series FG       Series FI
                                                                                    ------------    ------------    ------------
ASSETS
Investments

   Fidelity Investments - VIP Asset Manager (5,407,112 shares at net asset value
      of $16.93 per share; cost $82,398,497)                                        $ 91,542,442

   Fidelity Investments - VIP Growth Portfolio (3,620,363 shares at net asset
      value of $31.14 per share; cost $100,954,140)                                                 $112,738,113

   Fidelity Investments - VIP Index 500 (352,569 shares at net asset value of $89.13 per share; cost $27,786,069)
                                                                                                                    $ 31,424,479

   Fidelity Investments - VIP Overseas Portfolio (558,623 shares at net asset value of $18.84 per share; cost $9,455,062)

   Fidelity Investments - VIP Money Market Series (17,192,778 shares at net asset value of $1.00 per share; cost $17,192,778)

Receivable from Security First Life Insurance Company for purchases                      121,964         207,355         138,152

Receivable from Mutual Funds
Other assets                                                                              12,642          72,055          51,649
                                                                                    ------------    ------------    ------------
                     TOTAL ASSETS
                                                                                      91,677,048     113,017,523      31,614,280

                                                                                 Series FO       Series FM
                                                                                ------------    ------------
ASSETS
Investments

   Fidelity Investments - VIP Asset Manager (5,407,112 shares at net asset value of $16.93 per share; cost $82,398,497)

   Fidelity Investments - VIP Growth Portfolio (3,620,363 shares at net asset value of $31.14 per share; cost $100,954,140)

   Fidelity Investments - VIP Index 500 (352,569 shares at net asset value of $89.13 per share; cost $27,786,069)


   Fidelity Investments - VIP Overseas Portfolio (558,623 shares at net asset
      value of $18.84 per share; cost $9,455,062)                               $ 10,524,466

   Fidelity Investments - VIP Money Market Series (17,192,778 shares at net
      asset value of $1.00 per share; cost $17,192,778)                                         $ 17,192,778

Receivable from Security First Life Insurance Company for purchases                    5,693         182,166

Receivable from Mutual Funds                                                                         243,015
Other assets                                                                          28,129
                                                                                ------------    ------------
                     TOTAL ASSETS
                                                                                  10,558,288      17,617,959

SECURITY FIRST LIFE SEPARATE ACCOUNT A

DECEMBER 31, 1996


                                                                                        Series FA                Series FG
                                                                                   ------------------       ------------------
LIABILITIES

   Payable to Security First Life Insurance Company for mortality and
      expense risk                                                                     $      105,252           $      124,805

   Payable to Security First Life Insurance Company for redemptions                            15,542                   13,412

   Payable to Mutual Funds                                                                    131,180                  279,138

   Other liabilities                                                                            7,338                   17,846
                                                                                   ------------------       ------------------
                     TOTAL LIABILITIES                                                        259,312                  435,201


NET ASSETS

   Cost to Investors
      Series FA Accumulation Units                                                         82,273,791
      Series FG Accumulation Units                                                                                 100,798,349
      Series FI Accumulation Units
      Series FO Accumulation Units
      Series FM Accumulation Units

   Accumulated Undistributed Income
      Net unrealized appreciation                                                           9,143,945               11,783,973
                                                                                   ------------------       ------------------

      NET ASSETS APPLICABLE TO OUTSTANDING
             UNITS OF CAPITAL
                                                                                    $      91,417,736       $      112,582,322
                                                                                    =================       ==================



                                                                              Series FI          Series FO           Series FM
                                                                          ----------------    ----------------     -------------
LIABILITIES

   Payable to Security First Life Insurance Company for mortality and
      expense risk                                                           $      33,509       $      11,093      $      17,808

   Payable to Security First Life Insurance Company for redemptions                 10,902                 482              35,697

   Payable to Mutual Funds                                                         181,956              28,766

   Other liabilities                                                                 7,939                                 231,985
                                                                          ----------------    ----------------    ----------------
                     TOTAL LIABILITIES                                             234,306              40,341             285,490


NET ASSETS

   Cost to Investors
      Series FA Accumulation Units
      Series FG Accumulation Units
      Series FI Accumulation Units                                              27,741,564
      Series FO Accumulation Units                                                                   9,448,543
      Series FM Accumulation Units                                                                                      17,332,469

   Accumulated Undistributed Income
      Net unrealized appreciation                                                3,638,410           1,069,404
                                                                          ----------------    ----------------    ----------------

      NET ASSETS APPLICABLE TO OUTSTANDING
             UNITS OF CAPITAL
                                                                         $      31,379,974   $      10,517,947   $      17,332,469
                                                                         =================   =================   =================


   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 1996


                                                                  Series FA     Series FG     Series FI     Series FO      Series FM
                                                                  ----------    ----------    ----------    ----------    ----------
INVESTMENT INCOME
   Dividends                                                     $2,965,169    $3,436,248    $  315,697    $  128,217    $  605,695

   Other income                                                      22,345        74,439        88,093         7,936           441
                                                                 ----------    ----------    ----------    ----------    ----------
                                                                  2,987,514     3,510,687       403,790       136,153       606,136

EXPENSES

   Charges for mortality and expense risk                           694,704       844,001       184,777        91,509       130,974
                                                                 ----------    ----------    ----------    ----------    ----------

           Net Investment Income                                  2,292,810     2,666,686       219,013        44,644       475,162



REALIZED AND UNREALIZED INVESTMENT GAINS

   Realized investment gains                                        320,767       814,080       280,197        26,876

   Unrealized investment appreciation during the year             5,114,840     5,048,213     2,889,708       819,437
                                                                 ----------    ----------    ----------    ----------

           Net investment gains                                   5,435,607     5,862,293     3,169,905       846,313
                                                                 ----------    ----------    ----------    ----------    ----------

             Increase in net assets resulting from operations    $7,728,417    $8,528,979    $3,388,918    $  890,957    $  475,162
                                                                 ==========    ==========    ==========    ==========    ==========

   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1996


                                                     Series FA      Series FG       Series FI        Series FO       Series FM
                                                   ------------    ------------    ------------    ------------    ------------
Operations
   Net investment income
                                                   $  2,292,810    $  2,666,686    $    219,013    $     44,644    $    475,162

   Net realized investment gains                        320,767         814,080         280,197          26,876

   Net unrealized investment appreciation
      during the year

                                                      5,114,840       5,048,213       2,889,708         819,437
                                                   ------------    ------------    ------------    ------------    ------------
      Increase in net assets resulting
      from operations                                 7,728,417       8,528,979       3,388,918         890,957         475,162

Increase in net assets resulting from
capital unit transactions                            39,808,589      59,753,701      21,470,058       4,778,724       8,469,934
                                                   ------------    ------------    ------------    ------------    ------------
                Total increase                       47,537,006      68,282,680      24,858,976       5,669,681       8,945,096

Net Assets at beginning of year                      43,880,730      44,299,642       6,520,998       4,848,266       8,387,373
                                                   ------------    ------------    ------------    ------------    ------------

Net Assets at end of year                          $ 91,417,736    $112,582,322    $ 31,379,974    $ 10,517,947    $ 17,332,469
                                                   ============    ============    ============    ============    ============






   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1995

                                                                   Series FA       Series FG    Series FI   Series FO    Series FM
                                                                   ---------       ---------    ---------   ---------    ---------
Operations

   Net investment income (loss)                                    $  158,705   $ (137,817)      $ 5,529   $   (22,807)  $ 237,284

   Net realized investment gains                                       64,929       93,864        36,253         6,514

   Net unrealized investment appreciation
      during the year                                               5,020,534    6,383,879       741,445       294,152
                                                                  -----------  -----------   -----------   -----------   ----------

      Increase in net assets resulting from operations              5,244,168    6,339,926       783,227       277,859      237,284
Increase in net assets resulting from capital unit transactions    13,466,719   24,403,159     4,791,886     2,585,161    4,276,144
                                                                  -----------  -----------   -----------   -----------   ----------

                Total increase                                     18,710,887   30,743,085     5,575,113     2,863,020    4,513,428

Net Assets at beginning of year                                    25,169,843   13,556,557       945,885     1,985,246    3,873,945
                                                                  -----------  -----------   -----------   -----------   ----------

Net Assets at end of year                                         $43,880,730  $44,299,642   $ 6,520,998   $ 4,848,266   $8,387,373
                                                                  ===========  ===========   ===========   ===========   ==========

  The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

INVESTMENTS

DECEMBER 31, 1996

                                                                                                                   Schedule 1

                                                                             Carrying
                                                                               Value        Unrealized        Cost
                         Name of Issue                         Shares         (Note A)     Appreciation     (Note B)
---------------------------------------------------------      ------         --------     ------------   ------------
Fidelity Investments VIP Asset Manager - capital shares       5,407,112     $ 91,542,442   $ 9,143,945    $ 82,398,497

Fidelity Investments VIP Growth Portfolio - capital shares    3,620,363     $112,738,113   $11,783,973    $100,954,140

Fidelity Investments VIP Index 500 - capital shares             352,569     $ 31,424,479   $ 3,638,410    $ 27,786,069

Fidelity Investments Overseas Portfolio - capital shares        558,623     $ 10,524,466   $ 1,069,404    $  9,455,062

Fidelity Investments VIP Money Market Fund - capital
shares                                                       17,192,778     $ 17,192,778                  $ 17,192,778


Note A The carrying value of the investments is the reported net asset value of the investment companies capital shares.

Note B   Cost is determined by using the first-in, first-out cost method.

  The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1996

                                                 Series SU      Series SV     Series AS     Series SI    Series FC     Series FE
                                                -----------    -----------   -----------   ----------   -----------   ----------
ASSETS

Investments

   Security First Trust - U.S. Government
      Income Series (3,668,091 shares at
      net asset value of $5.14 per
      share; cost $18,765,072)                  $18,858,548

   Security First Trust - Equity Series
      (4,390,585 shares at net asset
      value of $6.45 per share; cost
      $25,929,160)                                             $28,309,435

   Alger American Small Capitalization
      Portfolio (498,003 shares at net
      asset value of $40.91 per share;
      cost $20,377,148)                                                      $20,373,295

   Scudder International Fund (154,138
      shares at net asset value of $13.25
      per share; cost $1,910,731)                                                          $2,042,335


   Fidelity Investments - VIP Contra Fund
      (1,816,726 shares at net asset value
      of $16.56 per share; cost $26,529,894)                                                            $30,084,981

   Fidelity Investments - VIP Equity Income
      Portfolio (277,041 shares at net asset
      value of $21.03 per share; cost
      $5,377,528)                                                                                                     $5,826,163

Receivable from Security First Life Insurance
   Company for purchases                              8,187         12,939        59,561        5,418       105,755          173

Other assets                                         28,474         48,412        54,907                     25,856       51,091
                                                -----------    -----------   -----------   ----------   -----------   ----------

                     TOTAL ASSETS                18,895,209     28,370,786    20,487,763    2,047,753    30,216,592    5,877,427


The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

                                                   Series SU      Series SV     Series AS   Series SI    Series FC     Series FE
                                                   ---------      ---------     ---------   ---------    ---------     ---------
LIABILITIES

   Payable to Security First Life Insurance
    Company for mortality and expense risk      $     19,998   $    29,464   $    22,494   $    2,198   $    33,220    $    6,547

   Payable to Security First Life Insurance
    Company for redemptions                            2,190         9,930         4,175          355         5,870         1,693

   Payable to Mutual Funds                            36,640        55,130       110,089        5,393       126,767        40,407

   Other liabilities                                                   805                        289
                                                ------------   -----------   -----------   ----------   -----------    ----------
                     TOTAL LIABILITIES                58,828        95,329       136,758        8,235       165,857        48,647


NET ASSETS

   Cost to investors
      Series SU Accumulation Units                18,742,905
      Series SV Accumulation Units                              25,895,182
      Series AS Accumulation Units                                            20,354,858
      Series SI Accumulation Units                                                          1,907,914
      Series FC Accumulation Units                                                                       26,495,648
      Series FE Accumulation Units                                                                                      5,380,145

   Accumulated undistributed income (loss)
      Net unrealized appreciation (depreciation)      93,476     2,380,275        (3,853)     131,604     3,555,087       448,635
                                                ------------   -----------   -----------   ----------   -----------    ----------
      NET ASSETS APPLICABLE TO OUTSTANDING
            UNITS OF CAPITAL                    $ 18,836,381   $28,275,457   $20,351,005   $2,039,518   $30,050,735    $5,828,780
                                                ============   ===========   ===========   ==========   ===========    ==========

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 1996

                                                    Series SU    Series SV   Series AS   Series SI    Series FC    Series FE
                                                    ---------   ----------   ---------   ---------   -----------   ---------
INVESTMENT INCOME

   Dividends                                        $ 779,578   $2,241,509   $  40,591   $ 11,510    $   66,761    $ 47,103

   Other income (loss)                                  9,365       24,201     (10,321)       608        51,958      18,126
                                                    ---------   ----------   ---------   --------    ----------    --------

                                                      788,943    2,265,710      30,270     12,118       118,719      65,229


EXPENSES

   Charges for mortality and expense risk             162,104      234,234     153,504     12,475       206,662      40,772
                                                    ---------   ----------   ---------   --------    ----------    --------

      Net investment income (loss)                    626,839    2,031,476    (123,234)      (357)      (87,943)     24,457


REALIZED AND UNREALIZED INVESTMENT GAINS
  (LOSSES)

   Net realized investment gains                        4,734      136,458      31,846     12,881        20,969      28,195

   Unrealized investment appreciation
     (depreciation)                                  (154,056)   1,247,963      88,899    121,032     3,462,652     402,870
                                                    ---------   ----------   ---------   --------    ----------    --------

      Net investment gains (losses)                  (149,322)   1,384,421     120,745    133,913     3,483,621     431,065
                                                    ---------   ----------   ---------   --------    ----------    --------

         Increase (decrease) in net assets
             resulting from operations              $ 477,517   $3,415,897   $  (2,489)  $133,556    $3,395,678    $455,522
                                                    =========   ==========   =========   ========    ==========    ========

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1996


                                        Series SU      Series SV       Series AS      Series SI      Series FC      Series FE
                                        ---------      ---------       ---------      ---------      ---------      ---------
Operations

   Net investment income (loss)       $   626,839   $   2,031,476    $  (123,234)    $     (357)   $   (87,943)   $   24,457

   Net realized investment gains            4,734         136,458         31,846         12,881         20,969        28,195

   Net unrealized investment
     appreciation (depreciation)
       during the year                   (154,056)      1,247,963         88,899        121,032      3,462,652       402,870
                                      -----------     -----------    -----------     ----------    -----------    ----------
Increase (decrease) in net assets
  resulting from operations               477,517       3,415,897         (2,489)       133,556      3,395,678       455,522

Increase in net assets resulting
  from capital unit transactions        9,107,385      11,774,074     15,547,005      1,523,514     20,780,230     4,568,738
                                      -----------     -----------    -----------     ----------    -----------    ----------

                  Total increase        9,584,902      15,189,971     15,544,516      1,657,070     24,175,908     5,024,260

Net Assets at beginning of year         9,251,479      13,085,486      4,806,489        382,448      5,874,827       804,520
                                      -----------     -----------    -----------     ----------    -----------    ----------

Net Assets at end of year             $18,836,381     $28,275,457    $20,351,005     $2,039,518    $30,050,735    $5,828,780
                                      ===========     ===========    ===========     ==========    ===========    ==========

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1995

                                                Series SU      Series SV   Series AS(1)   Series SI(1)   Series FC(1)   Series FE(1)
                                                ---------      ---------   ------------   ------------   ------------   ------------
Operations

   Net investment income (loss)                $  281,296    $   359,590    $    4,899     $ (1,000)      $ 82,558          $3,603

   Net realized investment gains (losses)         (29,574)        13,023        26,373          304         26,862             452

   Net unrealized investment appreciation
      (depreciation) during the year              436,539      1,352,775       (92,752)      10,571         92,436          45,765
                                               ----------    -----------     ---------     --------     ----------        --------

Increase (decrease) in net assets
      resulting  from operations                  688,261      1,725,388       (61,480)       9,875        201,856          49,820

Increase in net assets resulting from
      capital unit transactions                 4,043,705      6,807,136      4,867,969     372,573      5,672,971         754,700
                                               ----------    -----------     ----------    --------     ----------        --------

                      Total increase            4,731,966      8,532,524      4,806,489     382,448      5,874,827         804,520

Net Assets at beginning of year                 4,519,513      4,552,962
                                               ----------    -----------     ----------    --------     ----------        --------
Net Assets at end of year                      $9,251,479    $13,085,486     $4,806,489    $382,448     $5,874,827        $804,520
                                               ==========    ===========     ==========    ========     ==========        ========


(1) Series FC commenced operations May 16, 1995; Series AS and SI on May 22, 1995; and Series FE on May 25, 1995.

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

INVESTMENTS

DECEMBER 31, 1996

                                                                                                                    SCHEDULE I

                                                                         Carrying            Unrealized
                                                                          Value             Appreciation              Cost
                   Name of Issue                         Shares          (Note A)          (Depreciation)           (Note B)
                   -------------                         ------         -----------        --------------           --------
Security First Trust U. S. Government
   Series - capital shares                              3,668,091       $18,858,548         $   93,476            $18,765,072

Security First Trust Equity Series -
   capital shares                                       4,390,585       $28,309,435         $2,380,275            $25,929,160

Alger American Small Capitalization
   Portfolio - capital shares                             498,003       $20,373,295         $   (3,853)           $20,377,148

Scudder International Portfolio - capital
   shares                                                 154,138       $ 2,042,335         $  131,604            $ 1,910,731

Fidelity Investments VIP Contra Fund -
   capital shares                                       1,816,726       $30,084,981         $3,555,087            $26,529,894

Fidelity Investments VIP Equity
   Income Portfolio - capital shares                      277,041       $ 5,826,163         $  448,635            $ 5,377,528


Note A The carrying value of the investments is the reported net asset value of the investment companies capital shares.

Note B  Cost is determined by using the first-in, first-out cost method.

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1996



NOTE 1 -- BASIS OF PRESENTATION

Security First Life Separate Account A (Separate Account) was established on May 29, 1980, as a separate account of Security First Life Insurance Company (Security Life), the sponsor company, and is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is designed to provide annuity benefits pursuant to certain variable annuity contracts (the Contracts) issued by Security Life.

In accordance with the terms of the Contracts, all payments allocated to the Separate Account by the contract owners must be allocated to purchase shares of any or all of four series of Security First Trust (the Trust), a Massachusetts business trust, and twelve mutual funds (investment companies). The series of the Trust are Bond Series, Growth and Income Series, Equity Series, and U.S. Government Income Series and the mutual funds are T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price International Stock Fund, Inc., Alger American Small Capitalization Portfolio, Scudder International Fund, and Fidelity Investments: VIP Asset Manager, VIP Growth Portfolio, VIP Index 500, VIP Overseas Portfolio, VIP Contra Fund, VIP Equity Income Portfolio and VIP Money Market Fund. The Trust and the investment companies are registered as diversified, open-end management investment companies under the Investment Company Act of 1940. The Separate Account is correspondingly divided into sixteen series of Accumulation Units, Series B, G, SU, SV, T, P, I, AS, SI, FA, FG, FI, FO, FC, FE and FM, relating to investments in each of the investment companies, respectively.

All series of the Trust receive administrative services for a fee from Security First Investment Management Corporation (Security Management). Security First Financial, Inc. (Security Financial) is the principal underwriter for the Contracts. Security Life, Security Management, and Security Financial are wholly-owned subsidiaries of Security First Group, Inc. Investment advice is provided to the Security First Trust Bond Series and Growth and Income Series by
T. Rowe Price Associates, Inc. and to the Security First Trust Equity and U. S. Government Income Series by Virtus Capital Management.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 1 -- BASIS OF PRESENTATION (continued)

The Separate Account and each series therein are administered and accounted for as part of the business of Security Life, but the investment income and capital gains and losses of each Separate Account series are identified with the assets held for that series in accordance with the terms of the Contracts, without regard to investment income and capital gains and losses arising out of any other business Security Life may conduct.

The Separate Account incurs no liability for remuneration to directors, advisory boards, officers or such other persons who may from time to time perform services for the Separate Account.

The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

VALUATION OF INVESTMENTS -- Investments are carried at fair value, which is determined by multiplying the investment company's shares owned by the Separate Account by the reported net asset value per share of each respective investment company. Realized investment gains and losses are determined on the first-in, first-out cost basis.

EXPENSES AND CHARGES -- The Separate Account accrues charges incurred for the mortality and expense risk assumed by Security Life. The charges are calculated daily by multiplying the value of the assets of the Separate Account by the daily mortality and expense risk rate. Security Life has the option of calling for payment of such charges at any time. The following table illustrates the rates for the respective contracts:

                            Contract Type           Annual Rate     Daily Rate
                            -------------           -----------     ----------
      SF 234; SF 89; SF 224FL;
           SF 236FL; SF 1700 Contracts                   .89%        .0000244
      SF 135R; SF 135R2V; SF 226RI Contracts            1.25%        .0000342
      SF 135R2S Contracts                               1.15%        .0000315
      SF 230; SF 224R1 contracts                        1.35%        .0000370

The following charges are deducted from a contract holder's account by Security Life as a capital transaction by reducing the separate account units held, and such charges are not an expense of the Separate Account. An administration charge (contract

SECURITY FIRST LIFE SEPARATE ACCOUNT A
charge) is deducted from each contract and paid to Security Life at the end of each contract year NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (continued)

prior to the annuity date, and when the entire contract value is withdrawn on any date other than a contract anniversary. In the event that a participant withdraws all or a portion of the participant's account, a contingent deferred sales charge (CDSC) may be applied to the amount of the contract value withdrawn to cover certain expenses relating to the sale of contracts. The following table illustrates contract charges and CDSC with respect to the various types of contracts:

                               Maximum Contract
       Contract Type             Charge Per Year                            CDSC
       -------------             ---------------                            ----
      SF 236FL                            $12.00              Based on elapsed time since premium received.
                                                              Disappears on or before 6th anniversary.

      SF 224FL                            $40.00              Based on elapsed time since premium received.
                                                              Disappears on or before 6th anniversary.

      SF 1700                             $42.50              Based on elapsed time since premium received.
                                                              Disappears on or before 6th anniversary.

      SF 224R1, SF 230                         *              Based on elapsed time since premium received.
                                                              Disappears on or before 5th anniversary.

      Group Form
        226RI                             $41.50              Seven percent of premium received.
                                                              Disappears on or before 6th anniversary.

      All other group                     $19.50              Five percent of premium received.
                                                              Disappears on or before 6th anniversary.

      SF 135R2V                               **              None

      SF 135R2S, SF 135R2C                    **              Based on elapsed time since premium received.
                                                              Disappears after 7th year.

      * $55 (Currently being waived).
      **.15% annually of average account value (currently being waived).

In addition, transaction charges of $10 are incurred for each surrender or annuitization. Upon conversion of either accumulation or annuity units from one series to another, a

SECURITY FIRST LIFE SEPARATE ACCOUNT A

$10 conversion charge is incurred. The amount deducted for contract charges and CDSC was $513,405 for the year ended December 31, 1996, and $273,809 for the year ended December 31, 1995.
NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (continued)

INCOME RECOGNITION AND REINVESTMENT -- Income is recognized as declared payable by the investment companies. All distributions received are reinvested in the investment companies.


NOTE 3 -- FEDERAL INCOME TAXES

The operations of the Separate Account form a part of, and are taxed with, the operations of Security Life, which is taxed as a "life insurance company" under the Internal Revenue Code, and as such, Security Life is liable for income taxes, if any, which become payable with respect to the Separate Account's operations.

Separate accounts are generally required to meet certain diversification requirements for their assets. However, separate accounts which solely provide benefits for "pension plan contracts" are exempt from the diversification requirements. Pension plan contracts include: (i) tax qualified plans; (ii) employee annuities; (iii) plans for employees of life insurance companies; (iv) tax sheltered annuities of exempt organizations; (v) individual retirement accounts or annuities, and (vi) deferred compensation plans of certain governmental or tax-exempt organizations. The Contracts issued by Security Life are offered in connection with both pension plan contracts and non-qualified contracts, therefore the Separate Account is subject to the diversification requirements. Management believes that the Separate Account has met the diversification requirements.


NOTE 4 -- CAPITAL TRANSACTIONS

Additions and deductions to Units of Capital consisting of the effect of capital unit transactions were as follows:

                                             Additions to Capital                   Deductions From Capital
                                            $               Units                    $                Units
                                     ---------------   ---------------      ------------------     ----------
   Year ended December 31, 1996:

   SF 135R; SF 226RI Contracts
   ---------------------------
   Series B Accumulation Units          1,457,968         173,008              288,184                34,370

SECURITY FIRST LIFE SEPARATE ACCOUNT A

   Series G Accumulation Units                              14,597,742           1,163,010            1,544,237           124,761
   Series FA Accumulation Units                             15,083,889           2,386,263            4,817,387           761,858
   Series FG Accumulation Units                             25,437,990           3,316,801            3,090,860           403,159
   Series FI Accumulation Units                             14,245,149           1,834,275            1,074,884           134,904

NOTE 4 -- CAPITAL TRANSACTIONS (continued)

                                                                Additions to Capital                   Deductions From Capital
                                                              $                  Units                 $                  Units
                                                      ----------------     ---------------      ---------------         ---------

   Series FO Accumulation Units                              1,140,778             176,902              169,596            26,298
   Series FM Accumulation Units                             26,932,483           4,853,215           20,523,960         3,697,741
   Series SU Accumulation Units                              2,374,207             434,190              109,775            20,040
   Series AS Accumulation Units                             16,999,648           2,501,793            1,452,643           213,708
   Series SI Accumulation Units                              1,670,305             266,302              146,791            23,697
   Series FC Accumulation Units                             21,801,795           3,201,615            1,021,565           149,159
   Series FE Accumulation Units                              4,806,768             746,267              238,030            36,019
   Series SV Accumulation Units                              1,544,460             285,804               20,817             3,618

   SF 234; SF 224FL; SF 236FL; SF 1700 Contracts

   Series B Accumulation Units                                 931,484              51,367            1,065,392            59,149
   Series G Accumulation Units                              13,106,032             341,108            7,100,392           185,366
   Series T Accumulation Units                              11,430,218             348,446            6,471,918           196,812
   Series P Accumulation Units                                 653,049              49,155              857,541            64,727
   Series I Accumulation Units                               5,543,290             691,905            1,933,723           240,937
   Series FA Accumulation Units                              4,879,721             801,224            2,064,517           336,514
   Series FG Accumulation Units                             11,230,260           1,527,712            2,716,606           362,785
   Series FI Accumulation Units                              4,604,737             613,367              791,378           103,660
   Series FM Accumulation Units                              1,759,008             317,763            1,732,158           312,636


   SF 135R2S

   Series SU Accumulation Units                              7,593,093           1,416,303              750,140          139,104
   Series SV Accumulation Units                             11,598,037           1,831,596            1,347,606          210,583
   Series FM Accumulation Units                             10,241,054           1,826,561            9,046,976        1,610,850
   Series FG Accumulation Units                              8,059,593           1,075,155              808,401          107,079
   Series FO Accumulation Units                              4,116,962             747,815              309,420           56,136


   SF 224R1; SF 230

   Series B Accumulation Units                               1,957,058             257,080               56,691           28,429
   Series G Accumulation Units                              30,537,423           2,308,139              518,267          127,912
   Series FA Accumulation Units                             27,219,472           4,255,909              492,589          165,276
   Series FG Accumulation Units                             22,127,890           2,858,154              486,165          114,979
   Series FI Accumulation Units                              4,650,004             583,863              163,570           35,543
   Series FM Accumulation Units                                862,152             131,031               21,669            9,661

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 4 -- CAPITAL TRANSACTIONS (continued)

                                                                Additions to Capital                    Deductions From Capital
                                                              $                  Units                 $                   Units
                                                      ----------------     ---------------      ---------------      -----------
   Year ended December 31, 1995:

   SF 135R; SF 226RI Contracts

   Series B Accumulation Units                                 434,597              54,077              110,016            13,561
   Series G Accumulation Units                               4,305,620             420,939              881,557            89,611
   Series FA Accumulation Units                             14,071,749           2,554,939            4,044,605           724,251
   Series FG Accumulation Units                             14,711,150           2,249,747            1,345,976           204,887
   Series FI Accumulation Units                              3,146,381             487,693              135,735            21,838
   Series FO Accumulation Units                                505,089              87,729              336,120            58,663
   Series FM Accumulation Units                              4,916,221             921,317            1,605,571           302,600
   Series SU Accumulation Units                                105,370              19,715
   Series AS Accumulation Units                              4,947,271             746,279               79,302            11,979
   Series SI Accumulation Units                                376,043              66,110                3,470               605
   Series FC Accumulation Units                              5,777,070             950,446              104,099            16,764
   Series FE Accumulation Units                                760,961             132,235                6,261             1,114


   SF 234; SF 224FL; SF 236FL; SF 1700 Contracts

   Series B Accumulation Units                                 833,258              48,874              580,383            33,929
   Series G Accumulation Units                               9,125,759             294,937            6,062,160           196,489
   Series T Accumulation Units                               9,366,192             347,286            4,652,406           171,305
   Series P Accumulation Units                                 634,124              50,176              732,751            57,732
   Series I Accumulation Units                               4,605,139             660,163            1,942,787           276,598
   Series FA Accumulation Units                              5,110,732             961,908            1,671,157           311,571
   Series FG Accumulation Units                              6,918,341           1,058,309              692,639           106,251
   Series FI Accumulation Units                              1,988,299             318,789              207,059            32,436
   Series FM Accumulation Units                              1,745,516             329,755            1,217,457           229,906


   SF 135R2S

   Series SU Accumulation Units                              4,886,186             942,800              947,851          188,764
   Series SV Accumulation Units                              7,552,784           1,366,412              745,648          142,445
   Series FM Accumulation Units                                511,763              95,847               74,328           14,079
   Series FG Accumulation Units                              5,215,983             786,021              403,700           61,003
   Series FO Accumulation Units                              2,521,718             501,641              105,526           21,247

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 5 -- UNITS OF CAPITAL

The following are the units outstanding and corresponding unit values as of December 31, 1996:

                                                   Units
             Description                        Outstanding          Unit Value
             -----------                        -----------          ----------
   SF 135R; SF 226 RI Contracts

   Series B Accumulation Units                     309,366           $   8.68
   Series G Accumulation Units                   2,143,643              13.77
   Series FA Accumulation Units                  7,492,590               6.81
   Series FG Accumulation Units                  6,733,435               8.08
   Series FI Accumulation Units                  2,309,743               8.54
   Series FO Accumulation Units                    370,006               6.86
   Series FM Accumulation Units                  1,898,863               5.62
   Series SU Accumulation Units                    433,865               5.56
   Series AS Accumulation Units                  3,022,385               6.73
   Series SI Accumulation Units                    308,110               6.62
   Series FC Accumulation Units                  3,986,138               7.54
   Series FE Accumulation Units                    841,369               6.93
   Series SV Accumulation Units                    282,186               5.59


   SF 234; SF 224FL; SF 236FL; SF 1700 Contracts

   Series B Accumulation Units                    269,726              18.60
   Series G Accumulation Units                  1,795,933              42.57
   Series T Accumulation Units                  1,581,897              36.72
   Series P Accumulation Units                    186,679              13.49
   Series I Accumulation Units                  1,569,196               8.57
   Series FA Accumulation Units                 1,940,307               6.58
   Series FG Accumulation Units                 2,551,369               7.77
   Series FI Accumulation Units                   834,905               8.32
   Series FM Accumulation Units                   671,516               5.66


   SF 224R1; SF 230

   Series B Accumulation Units                    228,651               8.37
   Series G Accumulation Units                  2,180,227              14.50
   Series FA Accumulation Units                 4,090,633               6.74
   Series FG Accumulation Units                 2,743,175               8.05
   Series FI Accumulation Units                   548,320               8.57

SECURITY FIRST LIFE SEPARATE ACCOUNT A

   Series FM Accumulation Units                   121,370               5.63




NOTE 5 -- UNITS OF CAPITAL (continued)

                                               Units
                          Description       Outstanding          Unit Value
                          -----------       -----------          ----------

   SF 135R2S
   ---------
   Series SU Accumulation Units              2,969,871           $   5.53
   Series SV Accumulation Units              3,807,608               7.01
   Series FM Accumulation Units                356,076               5.67
   Series FG Accumulation Units              2,052,512               7.93
   Series FO Accumulation Units              1,359,629               5.87


NOTE 6 --  ACQUISITION OF SEPARATE ACCOUNT

As a result of certain agreements entered into between Security Life and Fidelity Standard Life Insurance Company (Fidelity Standard), Security Life assumptively reinsured certain annuity business from Fidelity Standard. These agreements were effective October 31, 1996. The reinsurance between Security Life and Fidelity Standard included variable annuity contracts (SF 224R1 Contracts) which became part of the Separate Account. This transaction had no effect on unit values or number of units outstanding with respect to the SF224R1 Contracts. Previously issued financial statements for the Separate Account and Fidelity Standard Life Separate Account were not effected by this transaction.

                         Report of Independent Auditors


Board of Directors
Security First Life Insurance Company

We have audited the accompanying consolidated balance sheets of Security First Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security First Life Insurance Company and subsidiaries at December 31, 1996 and 1995, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles.

As discussed in Note 3 to the consolidated financial statements, Security First Life Insurance Company and subsidiaries made certain accounting changes in 1994.




February 7, 1997

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED BALANCE SHEETS


                                                       December 31
                                                  1996            1995
                                               ----------     ----------
                                                      (In thousands)
ASSETS

INVESTMENTS
  Fixed maturities                             $2,251,951     $2,178,985
  Policy and mortgage loans                        22,378         18,798
  Short-term investments                           24,607          7,024
  Other investments                                 2,754          5,440
                                               ----------     ----------
                                                2,301,690      2,210,247

CASH AND CASH EQUIVALENTS                          11,472          7,990

ACCRUED INVESTMENT INCOME                          32,797         30,459

DEFERRED POLICY ACQUISITION COSTS                 103,950         56,515

OTHER ASSETS
  Property under capital lease                     10,100         10,680
  Assets held in separate accounts                594,249        340,287
  Receivable from sale of subsidiary               22,295
  Other                                             4,063          4,318
                                               ----------     ----------
                                                  630,707        355,285
                                               ----------     ----------

                                               $3,080,616     $2,660,496
                                               ==========     ==========


       The accompanying notes are an integral part of these consolidated financial statements.

                                                                       December 31
                                                                  1996            1995
                                                               ----------     ----------
                                                                    (In thousands)
LIABILITIES AND STOCKHOLDER'S EQUITY

LIABILITIES
 Policyholder liabilities                                      $2,222,128     $2,047,818
 Obligation under capital lease                                    15,720         15,966
 Notes payable to parent                                           35,000         35,000
 Note payable                                                                      1,000
 Federal income taxes                                              31,296         35,052
 Liabilities related to separate accounts                         594,249        340,287
 Other                                                              7,687          5,293
                                                               ----------     ----------
                                                                2,906,080      2,480,416

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY
 Preferred stock, $1 par value
      Authorized, issued and outstanding -- 200,000 shares            200            200
    Common stock, $200 par value
      Authorized -- 15,000 shares
      Issued and outstanding -- 11,000 shares                       2,200          2,200
 Additional paid-in capital                                        48,147         48,147
 Net unrealized investment gains                                   16,949         38,972
 Retained earnings                                                107,040         90,561
                                                               ----------     ----------
                                                                  174,536        180,080
                                                               ----------     ----------

                                                               $3,080,616     $2,660,496
                                                               ==========     ==========

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF INCOME


                                                               Year Ended December 31
                                                           1996          1995          1994
                                                        ---------      --------     ---------
                                                                     (In thousands)
REVENUES
  Net investment income                                 $ 164,115      $158,174     $ 146,101
  Annuity product income                                   10,006        14,815         6,121
  Net realized investment gains (losses)                   (2,179)        1,347        (1,735)
  Gain on sale of subsidiary                                3,879
  Other                                                       709           701           709
                                                        ---------      --------     ---------
      TOTAL REVENUES                                      176,530       175,037       151,196


BENEFITS AND EXPENSES
  Interest credited to policyholders                      106,347       103,959       102,776
  Benefits in excess of policyholder liabilities            4,960         5,738         4,119
  Amortization of deferred policy acquisition costs        13,542        15,505         5,612
  Operating expenses                                       25,721        28,201        23,543
                                                        ---------      --------     ---------
      TOTAL BENEFITS AND EXPENSES                         150,570       153,403       136,050
                                                        ---------      --------     ---------
                                                           25,960        21,634        15,146

Income tax expense
  Current                                                   3,596         3,044         1,776
  Deferred                                                  5,885         3,105         3,388
                                                        ---------      --------     ---------
                                                            9,481         6,149         5,164
                                                        ---------      --------     ---------

      NET INCOME                                        $  16,479      $ 15,485     $   9,982
                                                        =========      ========     =========

       The accompanying notes are an integral part of these consolidated financial statements.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY


                                                                                Net
                                                                 Additional  Unrealized                    Total
                                       Preferred      Common      Paid-in    Investment     Retained  Stockholder's
                                         Stock        Stock       Capital   Gains (Losses)  Earnings      Equity
                                       ---------    ---------    ---------- --------------  --------  -------------
                                                                  (In thousands)
Balance at January 1, 1994            $    200      $  2,200      $48,147     $    (43)     $ 65,094     $115,598

 Net income                                                                                    9,982        9,982

 Cumulative effect of change in
   accounting principle
   at January 1                                                                 28,618                     28,618

 Net unrealized investment losses                                              (50,136)                   (50,136)
                                      --------      --------      -------     --------      --------     --------

Balance at December 31, 1994               200         2,200       48,147      (21,561)       75,076      104,062


 Net income                                                                                   15,485       15,485

 Net unrealized investment gains                                                60,533                     60,533
                                      --------      --------      -------     --------      --------     --------

Balance at December 31, 1995               200         2,200       48,147       38,972        90,561      180,080



 Net income                                                                                   16,479       16,479

 Net unrealized investment losses                                              (22,023)                   (22,023)
                                      --------      --------      -------     --------      --------     --------

Balance at December 31, 1996          $    200      $  2,200      $48,147     $ 16,949      $107,040     $174,536
                                      ========      ========      =======     ========      ========     ========


       The accompanying notes are an integral part of these consolidated financial statements.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                    Year Ended December 31
                                                             1996            1995            1994
                                                         -----------      ---------      -----------
                                                                          (In thousands)
OPERATING ACTIVITIES
    Net income                                           $    16,479      $  15,485      $     9,982
    Adjustments to reconcile net income to net cash
      provided by operations:
        Net realized investment losses (gains)                 2,179         (1,347)           3,014
        Depreciation and amortization                          1,772          1,391            2,281
        Accretion of discount and amortization
         of premium on investments                             1,988          1,059           (2,423)
        Gain on sale of subsidiary                            (3,879)
        Changes in operating assets and liabilities:
          Accrued investment income                           (2,338)        (3,441)            (648)
          Deferred policy acquisition costs                  (24,655)       (15,676)          (4,915)
          Other assets                                       (19,008)         2,194            4,560
          Other liabilities                                    9,889            673           (9,050)
                                                         -----------      ---------      -----------
          NET CASH PROVIDED BY
          (USED IN) OPERATING ACTIVITIES                     (17,573)           338            2,801

INVESTING ACTIVITIES
    Fixed maturity securities
      Purchases                                           (1,065,166)      (636,371)      (1,033,097)
      Sales and maturities                                   934,171        439,897          860,239
    Net sale (purchase) of other investments                    (314)           801            3,277
    Net sale (purchase) of short-term investments            (17,583)        19,191          (26,215)
    Repayment (issuance) of loans, net                        (3,580)        (2,558)           5,792
    Purchase of equipment                                       (320)          (388)            (896)
                                                         -----------      ---------      -----------
          NET CASH USED IN
          INVESTING ACTIVITIES                              (152,792)      (179,428)        (190,900)

FINANCING ACTIVITIES
    Receipts credited to policyholder accounts               693,095        565,698          468,898
    Amounts returned to policyholders                       (518,002)      (390,760)        (326,691)
    Issuance of note payable to parent                                                        10,000
    Repayment of note payable                                 (1,000)        (1,000)          (1,000)
    Reduction of capital lease obligation                       (246)          (217)            (192)
                                                         -----------      ---------      -----------
          NET CASH PROVIDED
          BY FINANCING ACTIVITIES                            173,847        173,721          151,015
                                                         -----------      ---------      -----------

          INCREASE (DECREASE) IN
          CASH AND CASH EQUIVALENTS                            3,482         (5,369)         (37,084)

Cash and cash equivalents at beginning of year                 7,990         13,359           50,443
                                                         -----------      ---------      -----------

          CASH AND CASH
          EQUIVALENTS AT END OF YEAR                     $    11,472      $   7,990      $    13,359
                                                         ===========      =========      ===========

       The accompanying notes are an integral part of these consolidated financial statements.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 1996 AND 1995

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION -- Security First Life Insurance Company (Security First
Life) and subsidiaries (collectively, the Company) is a wholly-owned subsidiary of Security First Group, Inc. (SFG). SFG has been a wholly-owned subsidiary of London Insurance Group, Inc. (LIG) since May 1994. The Company sells a broad range of fixed and variable annuity contracts.

The Company's consolidated financial statements are prepared in conformity with generally accepted accounting principles (GAAP) which differ in some respects from statutory accounting practices prescribed or permitted by regulatory authorities (statutory basis) and include the accounts of its wholly-owned subsidiary, Security First Life Insurance Company of Arizona (SFL-Arizona). Prior to December 31, 1996, the financial statements also included the accounts of Fidelity Standard Life Insurance Company (Fidelity Standard Life), which was sold as of that date. (See Note 9.) All significant intercompany transactions and accounts are eliminated in consolidation.

INVESTMENTS -- Investments are reported on the following bases:

    Fixed Maturities -- at fair value, which differs from the amortized cost of such investments. Unrealized gains and losses on these investments (net of related adjustments for deferred policy acquisition costs and applicable deferred income taxes) are credited or charged to stockholder's equity and, accordingly, have no effect on net income.

    For those fixed maturities which are mortgage-backed, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. Such adjustment is included in net investment income.

    The Company classifies its fixed maturities as available-for-sale. The Company does not maintain a trading portfolio.

    Policy and mortgage loans -- at unpaid balances.

    Short-term investments -- at cost, which approximates fair value.

    Other investments -- at fair value.

    Realized gains and losses on disposal of investments are determined on a specific identification basis.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

CASH AND CASH EQUIVALENTS -- Cash equivalents consist of investments in money market funds. The carrying amount of cash equivalents approximates fair value.

DEFERRED POLICY ACQUISITION COSTS -- As of January 1, 1995, the Company adopted the account value deposit method of reporting for two-tier annuities (those annuities that have a different interest credited rate for annuitization as compared to withdrawal). The Company had previously adopted this method for single-tier annuities. Under this method, commissions and other costs of acquiring annuities that vary with and are primarily related to the acquisition of such business are included in deferred policy acquisition costs. Prior to that date, certain commission costs for two-tier annuities were reported as a component of policyholder liabilities. As a result of this change, deferred policy acquisition costs and policyholder liabilities increased by $38,590,000 on January 1, 1995 with no effect on stockholder's equity. Additionally, the presentation of certain revenue and expense items in the consolidated statement of income for the year ended December 31, 1995 has been effected by this change with no significant impact on net income.

Deferred policy acquisition costs are being amortized in proportion to the present value of estimated future gross margins which includes the impact of realized investment gains and losses.

POLICYHOLDER LIABILITIES -- As indicated previously, the Company adopted the account value deposit method for reporting on two-tier annuities as of January 1, 1995. Under this method, the policyholder liabilities for two-tier annuities are the lower tier account values. Policyholder liabilities for the Company's single-tier fixed annuity products are the account values.

The fair value of policyholder liabilities is estimated assuming all policyholders surrender their policies. The carrying amounts and estimated fair values are as follows (in thousands):

                                  Carrying Amount       Estimated Fair Value
                                  ---------------       --------------------
December 31, 1996                   $2,222,128               $2,147,777
December 31, 1995                    2,047,818                1,976,079

NOTES PAYABLE -- Notes payable are carried at their unpaid balances which approximate fair value because the interest rates on these notes approximate market rates.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

INCOME TAXES -- The Company files consolidated federal income tax returns with SFG. Income taxes are provided on the basis as if the companies filed separately.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Such differences are related principally to the deferral of policy acquisition costs, the valuation of fixed maturities and the provision for policyholder liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

SEPARATE ACCOUNTS -- The assets held in separate accounts represent funds that are separately administered by the Company pursuant to variable annuity contracts. The liabilities related to separate accounts consist of policyholder liabilities for variable annuities. The separate account assets and liabilities are reported at fair value. The Company receives a fee for administrative services provided to the separate accounts. Investment risks associated with fair value changes are borne by the contract holders.

ANNUITY REVENUES AND BENEFITS -- Annuity product income represents fees earned from policyholders of annuity contracts, including surrender charges, annuitization charges and administration fees. Benefits in excess of policyholder liabilities consists of the difference between the policyholder account values annuitized during the period and the related policyholder liability balances.

ESTIMATES -- Certain amounts reported in the accompanying consolidated financial statements are based on management's best estimates and judgments. Actual results could differ from those estimates.

RECLASSIFICATIONS -- Certain reclassifications of prior-year amounts have been made to conform with current-year classifications.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 2 -- STATUTORY CAPITAL AND RESTRICTIONS

Security First Life and its subsidiaries are required to file annual statements with various state insurance regulatory authorities on a statutory basis.

The statutory-basis capital and surplus at December 31, 1996, 1995 and 1994, and statutory-basis net income for those years are as follows (in thousands):

                                                      Capital        Net
                                                    and Surplus     Income
                                                    -----------     ------
December 31, 1996
-----------------
Security First Life Insurance Company                $107,501*     $13,449*
Security First Life Insurance Company of Arizona       13,823*       1,187*

December 31, 1995
-----------------
Security First Life Insurance Company                $100,027      $ 3,161
Fidelity Standard Life Insurance Company               15,573          831
Security First Life Insurance Company of Arizona       12,715          612

December 31, 1994
-----------------
Security First Life Insurance Company                $ 99,272      $ 1,758
Fidelity Standard Life Insurance Company               14,894          409
Security First Life Insurance Company of Arizona       12,118        1,246

    * These unaudited amounts are preliminary and subject to change upon completion of the statutory annual statements.


Security First Life and Fidelity Standard Life are incorporated and domiciled in Delaware. SFL-Arizona is incorporated and domiciled in Arizona. The payment of dividends is subject to statutory limitations which are based on each company's statutory-basis net income and surplus levels. At December 31, 1996, the maximum amount of dividends Security First Life could pay SFG without prior approval from state insurance regulatory authorities is $12,132,000.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 3 -- INVESTMENTS

The Company adopted Statement of Financial Accounting Standards No. 115 (SFAS No. 115), Accounting for Certain Investments in Debt and Equity Securities, as of January 1, 1994. In accordance with SFAS No. 115, prior period financial statements were not restated to reflect the change in accounting principle. The cumulative effect as of January 1, 1994 of adopting SFAS No. 115 was an increase in stockholder's equity of $28,618,000 -- net of related adjustments for deferred policy acquisition costs of $62,166,000 which was recorded as an adjustment to policyholder liabilities and deferred income taxes of $14,743,000 -- to reflect the net unrealized gains on securities previously carried at amortized cost. There was no effect on net income as a result of the adoption of SFAS No. 115.

Unrealized investment gains reported in the accompanying financial statements are as follows (in thousands):


                                                                  December 31
                                                               1996        1995
                                                             -------     --------
Unrealized investment gains                                  $48,552     $104,593
Less:   Adjustment for deferred policy acquisition costs      22,942       45,736
        Deferred income taxes                                  8,661       19,885
                                                             -------     --------

        Net unrealized investment gains                      $16,949     $ 38,972
                                                             =======     ========

The Company reports realized gains (losses) on investment transactions net of any adjustment to the amortization of deferred policy acquisition costs when such amortization is accelerated or decelerated as a result of the realization of gains or losses other than as originally anticipated on the sale of investments associated with annuity products. Net realized investment gains (losses) reported in the accompanying financial statements are as follows (in thousands):

                                                   1996         1995         1994
                                                 -------      -------      -------
Fixed maturities
  Gross gains                                    $ 8,923      $ 6,181      $ 7,174
  Gross losses                                    (8,075)      (4,621)      (6,328)
                                                 -------      -------      -------
                                                     848        1,560          846
Losses on other investments                       (3,027)        (213)      (2,281)
Accelerated amortization of
  deferred policy acquisition costs                                           (300)
                                                 -------      -------      -------
 Net realized investment gains (losses)          $(2,179)     $ 1,347      $(1,735)
                                                 =======      =======      =======

Proceeds from sales of fixed maturities are $911,529,000 and $441,790,000 in 1996 and 1995, respectively.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 3 -- INVESTMENTS (continued)

The amortized cost and fair value of fixed maturities as of December 31, 1996 and 1995 are summarized as follows (in thousands):

                                                          Gross          Gross
                                         Amortized     Unrealized     Unrealized         Fair
                                            Cost         Gains          Losses          Value
                                         ---------     ----------     ----------        ------
December 31, 1996
-----------------
   U.S. Treasury securities and
     obligations of U.S. Government
     corporations and agencies           $  115,250     $   7,165      $      (494)     $  121,921
   Debt securities issued by foreign
     governments                             35,960         1,335             (308)         36,987
   Corporate securities                   1,106,617        38,203          (10,094)      1,134,726
   Mortgage-backed securities               945,534        20,188           (7,405)        958,317
                                         ----------     ---------      -----------      ----------
                                         $2,203,361     $  66,891      $   (18,301)     $2,251,951
                                         ==========     =========      ===========      ==========

December 31, 1995
-----------------
   U.S. Treasury securities and
     obligations of U.S. Government
     corporations and agencies           $  131,672     $  12,467      $      (153)     $  143,986
   Debt securities issued by foreign
     governments                             16,779         1,687                           18,466
   Corporate securities                     896,766        64,723           (5,194)        956,295
   Mortgage-backed securities             1,029,090        33,049           (1,901)      1,060,238
                                         ----------     ---------      -----------      ----------
                                         $2,074,307     $ 111,926      $    (7,248)     $2,178,985
                                         ==========     =========      ===========      ==========

The amortized cost and fair value of fixed maturities by contractual maturity at December 31, 1996, are summarized below. Actual maturities will differ from contractual maturities because certain borrowers have the right to call or prepay obligations.

                                                  Amortized       Fair
                                                    Cost          Value
                                                 ----------     ----------
                                                      (In thousands)
      Due in one year or less                    $      923     $      955
      Due after one year through five years         234,687        242,136
      Due after five years through ten years        608,014        620,501
      Due after ten years                           414,203        430,042
      Mortgage-backed securities                    945,534        958,317
                                                 ----------     ----------
                                                 $2,203,361     $2,251,951
                                                 ==========     ==========

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 3 -- INVESTMENTS (continued)

The Company has recorded valuation reserves for other-than-temporary impairment in the value of investments of $6,900,000 and $4,250,000 at December 31, 1996 and 1995, respectively.

Concentrations of credit risk with respect to fixed maturities are limited due to the large number of issues owned and their dispersion across many different industries and geographic areas. Accordingly, at December 31, 1996, the Company had no significant concentration of credit risk.

The fair values for fixed maturities are primarily based on values obtained from independent pricing services.

The carrying amount of mortgage loans ($945,000 at December 31, 1996 and 1995) and policy loans ($21,433,000 and $17,853,000 at December 31, 1996 and 1995,
respectively) approximates fair value because the interest rates on these loans approximate market rates.

The Company places its temporary cash investments with high-credit quality financial institutions and, by corporate policy, limits the amount of credit exposure to any one financial institution.

At December 31, 1996, investment securities having an amortized cost of $10,566,000 were on deposit with various states in accordance with state insurance department requirements.

Investment income by major category of investment is summarized as follows (in thousands):

                                 1996           1995           1994
                              ---------      ---------      ---------
Fixed maturities              $ 165,997      $ 159,266      $ 148,303
Policy and mortgage loans         1,283          1,229          1,518
Short-term investments            1,718          1,943            114
Other investments                   553            894            406
Cash and cash equivalents           486            388            783
                              ---------      ---------      ---------
                                170,037        163,720        151,124

Investment expenses              (5,922)        (5,546)        (5,023)
                              ---------      ---------      ---------

   Net investment income      $ 164,115      $ 158,174      $ 146,101
                              =========      =========      =========


The Company has no significant amounts of non-income producing investments.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 4 -- NOTES PAYABLE

Notes payable consist of the following as of December 31 (in thousands):


                                                            1996        1995
                                                          -------     -------
5% Surplus note due to SFG, interest payable monthly,
principal payable upon regulatory approval                $25,000     $25,000

8% Surplus note due to SFG, interest payable monthly,
principal payable upon regulatory approval                 10,000      10,000

8% Note due to The Capitol Life Insurance Company,
interest payable quarterly, principal payment
of $1,000,000  paid on December 31, 1996                                1,000
                                                          -------     -------
                                                          $35,000     $36,000
                                                          =======     =======


Security First Life has a $15,000,000 bank revolving credit line which bears interest at a floating rate based on London Interbank Offered Rates. There were no borrowings outstanding under this revolving credit line at December 31, 1996 and 1995. The $25,000,000 and $10,000,000 surplus notes payable to SFG are pledged, along with the common and preferred stock of Security First Life, as collateral for SFG's bank revolving credit line.

There are no principal payments due on the notes payable during the next five years.

Interest paid by the Company totaled $2,133,000 in 1996, $2,225,000 in 1995 and $1,799,000 in 1994.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 5 -- INCOME TAXES

The liability for federal income taxes includes deferred taxes of $30,496,000 and $35,875,000 at December 31, 1996 and 1995, respectively. Significant components of these deferred taxes are as follows (in thousands):

                                           1996        1995
                                         -------     -------
Deferred tax liabilities:
  Deferred policy acquisition costs      $41,153     $32,937
  Fixed maturities                         7,124      19,980
  Other assets                             1,794
                                         -------     -------
      Total deferred tax liabilities      50,071      52,917

Deferred tax assets:
  Policyholder liabilities                12,856      13,384
  Other liabilities                        6,503       3,388
  Other, net                                 216         270
                                         -------     -------
      Total deferred tax assets           19,575      17,042
                                         -------     -------

     Net deferred tax liabilities        $30,496     $35,875
                                         =======     =======

Income taxes paid by the Company were $1,972,000 in 1996, $3,248,000 in 1995 and $2,000,000 in 1994.

The following is a reconciliation of the federal income tax at statutory rates of 34% with the income tax provision as shown in the accompanying financial statements (in thousands):

                                         1996         1995
                                       -------      -------
Federal income tax at 34%              $ 8,826      $ 7,356
Dividends received deduction              (259)        (317)
True up of prior year taxes                924         (875)
Other                                      (10)         (15)
                                       -------      -------

  Provision for income tax expense     $ 9,481      $ 6,149
                                       =======      =======

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 6 -- CAPITAL LEASE

Security First Life has a lease for office space that expires in 2014. This lease is treated as a capital lease for financial reporting purposes.

The Company subleases space on an annual basis to SFG to use as its home office. Related income offset against the lease costs was $1,656,000, $1,663,000 and $1,649,000 for the years ended December 31, 1996, 1995 and 1994, respectively. Future payments under the lease are as follows (in thousands):


1997                                                  $2,166
1998                                                   2,166
1999                                                   2,166
2000                                                   2,166
2001                                                   2,166
Thereafter                                            26,885
                                                     -------

            Total minimum rental payments             37,715

             Amount representing interest            (21,995)
                                                     -------
 Present value of minimum rental payments            $15,720
                                                     =======

The property under capital lease is net of accumulated amortization of $7,297,000 in 1996 and $6,717,000 in 1995. Lease amortization expense was $580,000 in 1996 and 1995.


NOTE 7 -- COMMITMENTS

The Company has forward contracts with commitments to purchase mortgage-backed securities with total par values of $17,500,000 at December 31, 1996. The Company uses these contracts to hedge the interest rate risk on future investments that match policyholder liabilities, primarily related to guaranteed-rate products. Gains or losses realized on such contracts are included in the carrying value of the underlying anticipated investment. The Company is subject to the risk that the counterparties to such contracts would fail to deliver the securities to the Company on settlement date, if the Company were to hold the contract on that date. The Company's current cash balances and expected future cash flows are sufficient to settle the commitments under these forward contracts.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 8 -- RELATED PARTY TRANSACTIONS

The Company has marketing and administrative agreements with SFG under which SFG provides all of the Company's marketing and policyholder administration services. Amounts incurred under these agreements were $52,102,000, $38,954,000, and $31,183,000 for 1996, 1995 and 1994, respectively. A substantial portion of these amounts are commissions and are deferred as acquisition costs.

The Company has management agreements with SFG under which the latter provides certain personnel, administrative services and office space. Amounts incurred under these agreements were $4,308,000 in 1996, 1995 and 1994.

The Company has investment advisory agreements with Security First Investment Management Corporation, a subsidiary of SFG. Fees of $5,360,000, $4,756,000, and $4,508,000 were paid in 1996, 1995 and 1994, respectively, pursuant to these agreements.


NOTE 9 -- OTHER SIGNIFICANT EVENTS

Effective December 31, 1996, the Company sold all of the common stock of its former subsidiary, Fidelity Standard Life. As a result of this transaction, the Company recognized a gain in 1996 of $3,879,000. As of December 31, 1996, the accompanying balance sheet includes receivables of $22,295,000 related to this sale. These receivables were settled in January 1997.

Prior to the sale of Fidelity Standard Life, the Company assumed all of the policyholder liabilities through several reinsurance agreements. No gain or loss was recognized on this transaction.

                           PART C - Other Information

Item 24.       Financial Statements and Exhibits

         (a)   Financial Statements contained herein

                  (1) Security First Life Separate Account A

                           Part A - Condensed Financial Information
                           Part B - Statement of Assets and Liabilities,
                                    Statement of Operations, Statement of
                                    Changes in Net Assets, Statement of
                                    Investments

                  (2) Security First Life Insurance Company

                           Part B - Depositor's financial statements with notes

         (b)  Exhibits

               (10)   Consent of Independent Auditors - herewith
               (13)   Organizational Chart - herewith
               (16)   Powers of Attorney - herewith
               (27)   Financial Data Schedule - herewith

All previously filed Exhibits to Security First Life Separate Account A registration statement and all post-effective amendments thereto are specifically incorporated herein by reference.

Item 25.       Directors and Officers of the Depositor

The officers and directors of Security First Life Insurance Company are listed below. Their principal business address is 11365 West Olympic Boulevard, Los Angeles, California 90064.

Name                                  Position and Offices with Depositor
----                                  -----------------------------------

David A. Levene                       Chairman of the Board and Director
John K. Bruins                        Director
Steven T. Cates                       Director
Terence Lennon                        Director
Gail A. Praslick                      Director
Joseph A. Reali                       Director
Anthony J. Williamson                 Director, Chief Investment Officer
Richard C. Pearson                    Director, Senior Vice President, General
                                      Counsel and Secretary
Robert G. Mepham                      President
Howard H  Kayton                      Senior Vice President and Chief Actuary
Brian J. Finneran                     Senior Vice President
Jane F. Eagle                         Senior Vice President and
                                      Chief Financial Offier
Peter R. Jones                        Senior Vice President
Cheryl M. MacGregor                   Senior Vice President
Alex H. Masson                        Senior Vice President



Robert L. Pina                        Senior Vice President
George R. Bateman                     Vice President
James C. Turner                       Vice President
George J. Olah                        Treasurer
Patrizia DiMolfetta                   Controller
James Bossert                         Assistant Controller
Leo Brown                             Assistant Vice President
Louis Ragusa                          Secretary
Richard G. Mandel                     Assistant Secretary


Item 26. Persons Controlled by or under Common Control with Depositor of Registrant

The Registrant is a Separate Account of Security First Life Insurance Company ("depositor"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the depositor, see Exhibit 13.

Item 27.       Number of Contractowners


As of November 30, 1997 there were 10,330 owners of the Contracts which are the subject of this post-effective amendment.


Item 28.       Indemnification

None

Item 29.       Principal Underwriters


Security First Financial, Inc., the principal underwriter for Security First Life Separate Account A.


The following are the directors and officers of Security First Financial, Inc. Their principal business address is 11365 West Olympic Boulevard, Los Angeles, California 90064.

Name                                    Position with Underwriter
----                                    -------------------------
Robert Grant Mepham                     Director and Chairman of the Board
Richard Carl Pearson                    Director, President, General Counsel and
                                        Secretary
Jane Frances Eagle                      Director, Senior Vice President, Finance
                                        and Treasurer
Howard H Kayton                         Senior Vice President and Chief Actuary
James Cyrus Turner                      Vice President, Taxation and Assistant
                                        Secretary
Alan G. Arthurs                         Assistant Vice President



                       Net Underwriting      Compensation on
Name of Principal      Discount and          Redemption or         Brokerage
Underwriter            Commissions*          Annuitization         Commission         Compensation
-----------            ------------          -------------         ----------         ------------
Security First         None                  None                  None                None
Financial, Inc.

*Fee paid by Security First Life Insurance Company for serving as underwriter.

Item 30.       Location of Accounts and Records

Security First Financial, Inc., underwriter for the registrant, is located at 11365 West Olympic Boulevard, Los Angeles, California 90064. It maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Security First Life Insurance Company, the depositor for the registrant, is located at 11365 West Olympic Boulevard, Los Angeles, California 90064. It maintains those accounts and records required to be maintained by it pursuant to
Section 31(a) of the Investment Company Act and the rules promulgated thereunder and as custodian for the Registrant.

Security First Group, Inc. is located at 11365 West Olympic Boulevard, Los Angeles, California 90064. It performs substantially all of the record keeping and administrative services in connection with the Registrant.

Item 31.       Management Services

Not applicable.

Item 32.       Undertakings


Registrant makes the following undertakings:

Security First Life represents that the charges deducted under the Contracts described herein this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Security First.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this amended Registration Statement to be signed on its behalf in the City of Los Angeles and State of California on this 23rd day of December 1997.

                                          SECURITY FIRST LIFE SEPARATE ACCOUNT A
                                            (Registrant)

                                          By SECURITY FIRST LIFE INSURANCE
                                          COMPANY
                                            (Sponsor)

                                          By /s/ ROBERT G. MEPHAM
                                            ------------------------------------
                                            Robert G. Mepham, President

As required by the Securities Act of 1933, this Post-Effective amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                   SIGNATURE                              TITLE                   DATE
-----------------------------------------------    --------------------    ------------------
/s/ ROBERT G. MEPHAM                               President, Chief         December 23, 1997
-----------------------------------------------    Executive Officer
Robert G. Mepham

/s/ JANE F. EAGLE                                  Senior Vice              December 23, 1997
-----------------------------------------------    President,
Jane F. Eagle                                      and Chief Financial
                                                   Officer

/s/ RICHARD C. PEARSON                             Director                 December 23, 1997
-----------------------------------------------
Richard C. Pearson

DAVID A. LEVENE*                                   Chairman, Director       December 23, 1997
-----------------------------------------------
David A. Levene

JOHN K. BRUINS*                                    Director                 December 23, 1997
-----------------------------------------------
John K. Bruins*

STEVEN T. CATES*                                   Director                 December 23, 1997
-----------------------------------------------
Steven T. Cates*

TERENCE LENNON*                                    Director                 December 23, 1997
-----------------------------------------------
Terence Lennon

GAIL A. PRASLICK*                                  Director                 December 23, 1997
-----------------------------------------------
Gail A. Praslick

                                                   Director                 December 23, 1997
-----------------------------------------------
Joseph A. Reali

                                                   Director                 December 23, 1997
-----------------------------------------------
Anthony J. Williamson

/s/ RICHARD C. PEARSON                                                      December 23, 1997
-----------------------------------------------
*(Richard C. Pearson as
Attorney-in-Fact for each
of the persons indicated)

                                       21